EAGLE POINT
CREDIT COMPANY

SEPTEMBER 30, 2025 CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

NYSE : ECC

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statement of Assets and Liabilities
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
ASSETS
Investments, at fair value (cost $1,636,868,764)(1)	$1,434,085,798
Unrealized appreciation on forward currency contracts	74,280
Cash and cash equivalents (restricted cash of $5,560,000)	56,759,115
Cash denominated in foregin currency (cost $724,968)	851,076
Interest receivable	47,821,127
Receivable for shares of common stock issued pursuant to the Company’s dividend reinvestment plan	2,064,105
Receivable for securities sold	1,620,000
Prepaid expenses	463,105
Total Assets	1,543,738,606
LIABILITIES
Unsecured notes issued and outstanding, at fair value (aggregate principal amount of $285,523,800) (Note 8)	277,452,459
Mandatorily redeemable preferred stock, at fair value, net of share issuance (discount)/premium of $4,806 (4,658,797 shares issued and outstanding) (Note 7)	113,936,478
Payable for securities purchased	16,326,003
Incentive fee payable	8,720,156
Management fee payable	5,365,932
Deferred tax liability	1,550,910
Unrealized depreciation on forward currency contracts	1,194,226
Professional fees payable	601,636
Directors’ fees payable	298,125
Administration fees payable	247,170
Due to affiliates	62,247
Tax expense payable	15,025
Interest payable	5,606
Other expenses payable	70,932
Total Liabilities	425,846,905
TEMPORARY EQUITY (Note 2)
7.00% Series AA Convertible Perpetual Preferred Stock (4,630,283 shares outstanding) (Note 7)	109,169,173
6.75% Series D Perpetual Preferred Stock (4,218,232 shares outstanding) (Note 7)	86,031,890
7.00% Series AB Convertible Perpetual Preferred Stock (295,452 shares outstanding) (Note 7)	7,236,488
Total Temporary Equity	202,437,551
COMMITMENTS AND CONTINGENCIES (Note 10)
NET ASSETS applicable to common stock, $0.001 par value, 200,000,000 shares authorized, 130,832,939 shares issued and outstanding	$915,454,150
NET ASSETS consist of:
Paid-in capital	$1,387,112,071
Aggregate distributable earnings (losses)	(469,672,858)
Accumulated other comprehensive income (loss)	(1,985,063)
Total Net Assets	$915,454,150
Net asset value per share of common stock	$7.00

(1)
Includes $22,041,378 of affiliated investments at fair value (cost $21,260,759). See Note 5 “Related Party Transactions” for further discussion.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Investments, at fair value(5)
Collateralized Loan Obligation Debt(4)(6)
Structured Finance
United States
AGL CLO 13 Ltd.	Secured Note – Class E, 11.09% (3M SOFR + 6.76%, due 10/20/2034)	06/14/23	$5,950,000	$5,689,232	$5,916,415	0.65%
Ares LXI CLO Ltd.	Secured Note – Class F-R, 12.33% (3M SOFR + 8.00%, due 04/20/2037)	03/27/24	212,921	212,921	211,119	0.02%
Battalion CLO XXI Ltd.	Secured Note – Class E, 11.04% (3M SOFR + 6.72%, due 07/15/2034)	06/27/23	1,625,000	1,353,584	1,400,841	0.15%
Dryden 53 CLO, Ltd.	Secured Note – Class F, 12.02% (3M SOFR + 7.76%, due 01/15/2031)	11/28/17	1,664,500	1,483,550	911,869	0.10%
Dryden 68 CLO, Ltd.	Secured Note – Class E-R, 11.33% (3M SOFR + 7.01%, due 07/15/2035)	04/24/24	4,750,000	4,540,525	4,706,138	0.51%
Dryden 75 CLO, Ltd.	Secured Note – Class E-R2, 11.18% (3M SOFR + 6.86%, due 04/14/2034)	05/30/23	3,200,000	2,830,179	3,171,906	0.35%
HarbourView CLO VII-R, Ltd.	Secured Note – Class F, 12.86% (3M SOFR + 8.53%, due 07/18/2031)	05/17/18	733,333	703,561	300,667	0.03%
KKR CLO 17 Ltd.	Secured Note – Class E-R, 11.97% (3M SOFR + 7.65%, due 04/15/2034)	09/07/23	3,900,000	3,691,043	3,829,314	0.42%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Secured Note – Class E-R, 9.82% (3M SOFR + 5.50%, due 07/15/2038)	06/13/25	1,190,000	1,134,296	1,169,260	0.13%
Octagon Investment Partners 27, Ltd.	Secured Note – Class F-R, 12.43% (3M SOFR + 8.11%, due 07/15/2030)	07/05/18	900,000	859,777	269,730	0.03%
Octagon Investment Partners 43, Ltd.	Secured Note – Class E, 11.18% (3M SOFR + 6.86%, due 10/25/2032)	06/26/23	4,325,000	4,032,404	4,324,090	0.47%
Octagon 59, Ltd.	Secured Note – Class E, 11.81% (3M SOFR + 7.60%, due 05/15/2035)	06/12/23	3,375,000	3,139,964	3,365,514	0.37%
Rockford Tower CLO 2021-2, Ltd.	Secured Note – Class E, 10.99% (3M SOFR + 6.66%, due 07/20/2034)	02/06/24	3,400,000	3,202,338	3,322,134	0.36%
Wind River 2013-2 CLO Ltd.	Secured Note – Class E1-R, 11.34% (3M SOFR + 7.01%, due 10/18/2030)	05/16/24	2,250,000	2,248,065	2,250,113	0.25%
Total Collateralized Loan Obligation Debt				35,121,439	35,149,110	3.84%
Collateralized Loan Obligation Equity(4)(8)(9)
Structured Finance
United States
1988 CLO 1 Ltd.	Income Note (effective yield 19.67%, maturity 10/15/2039)(10)	09/23/22	9,196,000	5,761,824	5,369,856	0.59%
1988 CLO 2 Ltd.	Income Note (effective yield 20.45%, maturity 04/15/2038)(10)	02/08/23	6,334,000	3,737,334	3,810,735	0.42%
1988 CLO 3 Ltd.	Income Note (effective yield 2.59%, maturity 10/15/2040)(10)	09/12/23	9,267,000	6,238,220	5,372,641	0.59%
1988 CLO 4 Ltd.	Income Note (effective yield 8.23%, maturity 04/15/2037)(10)	04/09/24	7,970,000	6,335,493	5,633,134	0.62%
1988 CLO 5 Ltd.	Income Note (effective yield 9.51%, maturity 07/15/2037)(10)	06/03/24	9,250,000	6,271,430	4,996,485	0.55%
1988 CLO 6 Ltd.	Income Note (effective yield 15.78%, maturity 04/15/2038)(10)	02/20/25	5,125,000	4,414,005	4,354,420	0.48%
ALM VIII, Ltd.	Preferred Share (effective yield 0.00%, maturity 10/15/2028)(11)	06/02/16	8,725,000	—	12,215	0.00%
AMMC CLO 23, Limited	Subordinated Note (effective yield 17.46%, maturity 07/17/2038)	09/19/25	5,279,000	3,378,560	3,436,546	0.38%
AMMC CLO 28, Limited	Subordinated Note (effective yield 16.11%, maturity 07/20/2037)	01/28/25	20,925,000	15,958,069	15,113,329	1.65%
AMMC CLO 30, Limited	Subordinated Note (effective yield 14.18%, maturity 01/15/2037)	12/10/24	3,475,000	2,560,098	2,527,763	0.28%
Anchorage Credit Funding 12, Ltd.	Income Note (effective yield 13.11%, maturity 10/25/2038)	09/04/20	9,250,000	6,120,340	5,083,277	0.56%
Anchorage Credit Funding 13, Ltd.	Subordinated Note (effective yield 12.40%, maturity 07/27/2039)	05/25/21	1,200,000	953,743	811,020	0.09%
Ares Loan Funding IV, Ltd.	Subordinated Note (effective yield 10.38%, maturity 10/15/2038)	05/06/24	2,500,000	1,683,921	1,676,593	0.18%
Ares Loan Funding V, Ltd.	Subordinated Note (effective yield 16.43%, maturity 07/25/2037)	02/07/25	12,400,000	8,722,287	8,381,876	0.92%
Ares XXXIX CLO Ltd.	Subordinated Note (effective yield 13.17%, maturity 07/18/2037)	11/01/24	11,340,000	4,408,916	3,715,288	0.41%
Ares XLI CLO Ltd.	Income Note (effective yield 8.61%, maturity 04/15/2034)(10)	11/29/16	29,388,000	12,157,262	8,529,803	0.93%
Ares XLI CLO Ltd.	Subordinated Note (effective yield 8.61%, maturity 04/15/2034)	09/05/24	750,000	237,179	208,683	0.02%
Ares XLIII CLO Ltd.	Income Note (effective yield 12.11%, maturity 01/15/2038)(10)	04/04/17	43,860,000	16,342,367	13,611,273	1.49%
Ares XLIV CLO Ltd.	Subordinated Note (effective yield 15.85%, maturity 04/15/2034)	10/06/21	16,376,572	4,635,152	3,685,309	0.40%
Ares LI CLO Ltd.	Income Note (effective yield 13.81%, maturity 10/15/2037)(10)	01/25/19	18,981,463	10,035,447	8,638,583	0.94%
Ares LXI CLO Ltd.	Subordinated Note (effective yield 10.60%, maturity 04/20/2037)	01/24/24	4,650,000	2,785,179	2,227,375	0.24%
Ares LXIII CLO Ltd.	Subordinated Note (effective yield 16.67%, maturity 10/15/2038)	08/20/24	5,952,500	4,095,762	3,974,495	0.43%
Ares LXIV CLO Ltd.	Subordinated Note (effective yield 14.56%, maturity 10/22/2039)	01/26/23	28,159,000	16,796,421	15,839,992	1.73%
Ares LXVI CLO Ltd.	Subordinated Note (effective yield 20.67%, maturity 10/25/2038)	08/12/24	12,750,000	6,928,231	7,800,811	0.85%
Ares LXIX CLO Ltd.	Income Note (effective yield 16.35%, maturity 04/15/2036)(10)	01/31/24	14,100,000	8,857,881	9,117,901	1.00%
Ares LXXII CLO Ltd.	Income Note (effective yield 17.20%, maturity 07/15/2037)(10)	06/21/24	33,950,000	22,925,151	21,731,261	2.37%
Ares LXXIV CLO Ltd.	Subordinated Note (effective yield 15.15%, maturity 10/15/2037)	07/23/25	27,150,000	22,770,625	22,204,140	2.43%
Ares LXXVI CLO Ltd.	Income Note (effective yield 17.26%, maturity 05/27/2038)(10)	04/14/25	10,075,000	7,214,996	7,589,416	0.83%
Bain Capital Credit CLO 2021-1, Limited	Subordinated Note (effective yield 2.14%, maturity 04/18/2034)	04/29/21	9,100,000	5,931,485	3,965,100	0.43%
Bardin Hill CLO 2021-2 Ltd.	Subordinated Note (effective yield 22.53%, maturity 10/25/2034)(10)	09/24/21	5,550,000	3,149,306	2,399,567	0.26%
Barings CLO Ltd. 2018-I	Income Note (effective yield 0.00%, maturity 04/15/2031)(10)(11)	02/23/18	20,808,000	5,139,239	3,072,392	0.34%
Barings CLO Ltd. 2019-I	Income Note (effective yield 5.49%, maturity 10/15/2038)(10)	02/12/19	21,223,000	10,313,208	8,592,719	0.94%
Barings CLO Ltd. 2019-II	Income Note (effective yield 8.69%, maturity 01/15/2038)(10)	03/15/19	14,700,500	10,854,022	8,016,471	0.88%
Barings CLO Ltd. 2020-I	Income Note (effective yield 26.34%, maturity 01/15/2038)(10)	09/04/20	6,966,000	3,313,403	4,103,447	0.45%
Barings CLO Ltd. 2021-I	Subordinated Note (effective yield 12.22%, maturity 04/25/2034)	06/05/24	20,000,000	10,731,603	8,746,987	0.96%
Barings CLO Ltd. 2021-II	Subordinated Note (effective yield 10.19%, maturity 07/15/2034)	09/07/22	9,250,000	5,410,060	4,244,345	0.46%
Barings CLO Ltd. 2021-III	Subordinated Note (effective yield 3.59%, maturity 01/18/2035)	11/17/21	2,000,000	1,189,965	714,021	0.08%
Barings CLO Ltd. 2022-I	Income Note (effective yield 7.21%, maturity 04/19/2035)(10)	03/18/22	7,500,000	4,605,497	2,921,560	0.32%
Barings CLO Ltd. 2022-II	Income Note (effective yield 33.45%, maturity 07/15/2039)(10)	06/21/22	10,800,000	3,648,595	4,805,547	0.52%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Collateralized Loan Obligation Equity(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Barings CLO Ltd. 2024-II	Income Note (effective yield 17.80%, maturity 07/15/2039)(10)	05/31/24	$9,300,000	$5,831,188	$6,199,473	0.68%
Barings CLO Ltd. 2025-IV	Income Note (effective yield 16.87%, maturity 10/15/2040)(10)	08/07/25	10,575,000	7,362,419	7,533,579	0.82%
Basswood Park CLO, Ltd.	Subordinated Note (effective yield 11.78%, maturity 04/20/2034)	08/17/21	27,750,000	17,262,201	14,354,269	1.57%
Basswood Park CLO, Ltd.	Class M-1 Note (effective yield 1942.05%, maturity 04/20/2034)	02/15/24	5,000,000	3,360	8,288	0.00%
Basswood Park CLO, Ltd.	Class M-2 Note (effective yield 1942.03%, maturity 04/20/2034)	02/15/24	5,000,000	7,840	19,336	0.00%
Battalion CLO IX Ltd.	Income Note (effective yield 0.00%, maturity 07/15/2031)(10)(12)	07/09/15	18,734,935	4,814,079	612,488	0.07%
Battalion CLO 18 Ltd.	Income Note (effective yield 21.75%, maturity 10/15/2036)(10)	08/25/20	8,400,000	3,819,711	2,422,827	0.26%
Battalion CLO XIX Ltd.	Income Note (effective yield 8.49%, maturity 04/15/2034)(10)	03/11/21	8,600,000	3,688,676	1,824,785	0.20%
Battalion CLO XXIII Ltd.	Income Note (effective yield 12.96%, maturity 10/15/2037)(10)	05/19/22	18,010,000	8,149,757	5,764,846	0.63%
Bear Mountain Park CLO, Ltd.	Income Note (effective yield 25.78%, maturity 07/15/2037)(10)	07/13/22	14,500,000	11,152,689	13,231,626	1.45%
Belmont Park CLO, Ltd.	Income Note (effective yield 12.97%, maturity 04/15/2037)(10)	02/21/24	14,950,000	9,471,548	8,696,163	0.95%
Benefit Street Partners CLO XII, Ltd.	Subordinated Note (effective yield 15.25%, maturity 10/15/2037)	12/12/24	11,341,132	9,394,854	9,135,588	1.00%
Bethpage Park CLO, Ltd.	Income Note (effective yield 7.74%, maturity 10/15/2035)(10)	09/24/21	14,750,000	7,575,327	4,908,551	0.54%
BlueMountain CLO 2013-2 Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/22/2030)(12)	10/21/14	23,000,000	2,300	102,258	0.01%
BlueMountain CLO 2018-1 Ltd.	Subordinated Note (effective yield 0.00%, maturity 07/30/2030)(12)	03/26/20	5,550,000	—	26,923	0.00%
BlueMountain CLO XXIV Ltd.	Subordinated Note (effective yield 15.71%, maturity 04/20/2034)	06/16/20	7,375,000	3,570,376	2,321,921	0.25%
BlueMountain CLO XXV Ltd.	Subordinated Note (effective yield 14.88%, maturity 01/15/2038)(10)	06/23/20	6,525,000	3,691,170	2,599,437	0.28%
Bowling Green Park CLO, LLC	Subordinated Note (effective yield 16.82%, maturity 04/18/2035)	05/15/24	6,318,000	4,311,162	4,058,180	0.44%
Bristol Park CLO, Ltd.	Income Note (effective yield 0.00%, maturity 04/15/2029)(10)(11)	11/01/16	34,250,000	3,419,196	1,370,812	0.15%
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Subordinated Note (effective yield 0.00%, maturity 07/15/2031)(11)	06/02/16	10,800,000	1,295,271	648,000	0.07%
Carlyle US CLO 2018-1, Ltd.	Subordinated Note (effective yield 0.00%, maturity 04/20/2031)(11)	03/23/21	4,730,000	55,321	67,076	0.01%
Carlyle US CLO 2018-4, Ltd.	Subordinated Note (effective yield 15.21%, maturity 10/17/2037)(10)	02/18/21	11,750,000	5,433,799	4,803,672	0.52%
Carlyle US CLO 2019-4, Ltd.	Subordinated Note (effective yield 10.38%, maturity 04/15/2035)(10)	04/13/21	7,005,000	4,848,846	3,811,351	0.42%
Carlyle US CLO 2021-1, Ltd.	Income Note (effective yield 14.40%, maturity 01/15/2040)(10)	02/02/21	14,175,000	6,996,536	6,105,338	0.67%
Carlyle US CLO 2021-4, Ltd.	Subordinated Note (effective yield 8.29%, maturity 04/20/2034)	11/17/21	12,000,000	8,346,729	7,173,655	0.78%
Carlyle US CLO 2021-7, Ltd.	Income Note (effective yield 14.51%, maturity 04/15/2040)(10)	08/11/21	13,200,000	7,505,119	6,860,856	0.75%
Carlyle US CLO 2022-1, Ltd.	Income Note (effective yield 6.50%, maturity 04/15/2035)(10)	03/15/22	8,150,000	5,110,217	3,541,640	0.39%
Carlyle US CLO 2022-5, Ltd.	Subordinated Note (effective yield 17.86%, maturity 10/15/2037)	05/02/25	11,375,000	6,946,492	6,908,102	0.75%
Carlyle US CLO 2023-3, Ltd.	Income Note (effective yield 4.62%, maturity 10/15/2040)(10)	07/06/23	9,400,000	6,460,937	6,199,926	0.68%
Carlyle US CLO 2024-1, Ltd.	Income Note (effective yield 8.11%, maturity 04/15/2037)(10)	01/26/24	11,475,000	8,463,550	7,240,122	0.79%
CBAM 2019-9, Ltd.	Subordinated Note (effective yield 13.80%, maturity 07/15/2037)	11/01/24	18,390,000	6,421,521	7,867,188	0.86%
CIFC Funding 2013-II, Ltd.	Income Note (effective yield 0.00%, maturity 10/18/2030)(10)(12)	06/06/14	17,265,625	1,505,931	172,311	0.02%
CIFC Funding 2014, Ltd.	Income Note (effective yield 0.00%, maturity 01/18/2031)(10)(12)	06/06/14	16,033,750	2,140,901	168,680	0.02%
CIFC Funding 2014-III, Ltd.	Income Note (effective yield 18.46%, maturity 03/31/2038)	02/17/15	18,290,500	10,413,979	10,016,859	1.09%
CIFC Funding 2014-IV-R, Ltd.	Income Note (effective yield 14.07%, maturity 01/17/2035)	08/05/14	8,457,500	3,092,688	2,454,223	0.27%
CIFC Funding 2015-III, Ltd.	Income Note (effective yield 0.00%, maturity 04/19/2029)(10)(11)	06/23/15	9,724,324	—	145,865	0.02%
CIFC Funding 2019-III, Ltd.	Subordinated Note (effective yield 15.34%, maturity 01/16/2038)	04/18/19	3,216,500	2,331,395	2,380,288	0.26%
CIFC Funding 2019-IV, Ltd.	Income Note (effective yield 16.73%, maturity 07/15/2038)(10)	06/07/19	17,648,000	10,929,569	10,771,045	1.18%
CIFC Funding 2019-V, Ltd.	Income Note (effective yield 13.26%, maturity 10/15/2038)	08/13/25	21,020,000	13,136,389	12,608,128	1.38%
CIFC Funding 2020-I, Ltd.	Income Note (effective yield 24.20%, maturity 07/15/2036)(10)	06/12/20	9,400,000	4,915,455	4,881,486	0.53%
CIFC Funding 2020-II, Ltd.	Subordinated Note (effective yield 14.16%, maturity 10/20/2034)	02/07/23	5,500,000	3,433,588	3,091,266	0.34%
CIFC Funding 2020-II, Ltd.	Income Note (effective yield 14.16%, maturity 10/20/2034)	11/05/24	1,800,000	1,146,809	1,013,058	0.11%
CIFC Funding 2020-IV, Ltd.	Income Note (effective yield 16.90%, maturity 01/15/2040)(10)	12/11/20	9,625,000	6,529,369	7,004,419	0.77%
CIFC Funding 2021-III, Ltd.	Income Note (effective yield 9.60%, maturity 10/15/2038)(10)	04/23/21	17,275,000	8,968,549	6,568,536	0.72%
CIFC Funding 2021-VI, Ltd.	Income Note (effective yield 9.45%, maturity 10/15/2034)(10)	09/22/21	12,200,000	7,690,422	5,779,001	0.63%
CIFC Funding 2022-I, Ltd.	Income Note (effective yield 12.45%, maturity 04/17/2035)(10)	01/27/22	12,950,000	8,942,131	7,518,507	0.82%
CIFC Funding 2022-VI, Ltd.	Income Note (effective yield 20.32%, maturity 10/16/2038)(10)	08/01/22	10,700,000	7,594,637	8,097,005	0.88%
CIFC Funding 2023-I, Ltd.	Income Note (effective yield 11.34%, maturity 10/15/2038)(10)	09/14/23	13,475,000	9,848,827	11,070,990	1.21%
CIFC Funding 2023-II, Ltd.	Subordinated Note (effective yield 8.68%, maturity 01/21/2037)	05/16/24	5,500,000	3,751,802	3,421,953	0.37%
CIFC Funding 2025-II, Ltd.	Income Note (effective yield 16.87%, maturity 04/15/2038)(10)	02/07/25	14,400,000	11,782,266	12,261,142	1.34%
CIFC Funding 2025-V, Ltd.	Income Note (effective yield 13.66%, maturity 10/15/2038)(10)	07/30/25	13,775,000	11,223,100	11,179,697	1.22%
Cutwater 2015-I, Ltd.	Income Note (effective yield 0.00%, maturity 01/15/2029)(10)(11)	05/01/15	31,100,000	—	4,665	0.00%
Danby Park CLO, Ltd.	Subordinated Note (effective yield 10.27%, maturity 10/21/2037)	10/31/24	5,150,000	4,732,461	3,782,762	0.41%
Dewolf Park CLO, Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2030)(10)(12)	08/10/17	940,000	273,232	227,108	0.02%
Dryden 53 CLO, Ltd.	Income Note (effective yield 0.00%, maturity 01/15/2031)(12)	11/28/17	7,684,999	1,065,697	372,638	0.04%
Dryden 64 CLO, Ltd.	Subordinated Note (effective yield 0.00%, maturity 04/18/2031)(12)	05/11/20	9,600,000	1,742,631	96,019	0.01%
Dryden 68 CLO, Ltd.	Income Note (effective yield 0.38%, maturity 07/15/2035)(10)(12)	05/30/19	14,080,000	7,514,191	4,436,384	0.48%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Collateralized Loan Obligation Equity(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Dryden 76 CLO, Ltd.	Subordinated Note (effective yield 13.50%, maturity 10/15/2037)(10)	05/14/24	$1,856,000	$722,228	$802,167	0.09%
Dryden 78 CLO Ltd.	Subordinated Note (effective yield 11.93%, maturity 04/17/2037)	07/31/24	26,520,000	12,463,633	10,973,709	1.20%
Dryden 85 CLO, Ltd.	Income Note (effective yield 8.35%, maturity 07/15/2037)(10)	09/17/20	12,750,000	7,593,595	5,879,678	0.64%
Dryden 90 CLO, Ltd.	Subordinated Note (effective yield 5.74%, maturity 11/15/2038)(10)	04/09/24	56,619,000	17,478,149	18,521,424	2.02%
Dryden 94 CLO, Ltd.	Income Note (effective yield 6.48%, maturity 10/15/2037)(10)	04/28/22	19,425,000	10,962,918	7,815,850	0.85%
Dryden 109 CLO, Ltd.	Subordinated Note (effective yield 18.60%, maturity 04/15/2038)(10)	02/15/23	48,500,000	23,881,904	24,071,446	2.63%
Eaton Vance CLO 2015-1, Ltd.	Subordinated Note (effective yield 0.00%, maturity 01/20/2030)(12)	06/05/20	6,372,500	615,557	60,673	0.01%
Eaton Vance CLO 2020-1, Ltd.	Subordinated Note (effective yield 15.67%, maturity 10/15/2037)(10)	08/08/23	7,975,000	4,604,200	3,952,815	0.43%
Eaton Vance CLO 2020-2, Ltd.	Subordinated Note (effective yield 13.93%, maturity 10/15/2037)(10)	09/16/22	13,700,000	8,201,416	6,687,929	0.73%
Elmwood CLO 21 Ltd.	Subordinated Note (effective yield 3.00%, maturity 10/15/2038)	10/27/23	4,900,000	2,903,173	2,482,517	0.27%
Flatiron CLO 17 Ltd.	Subordinated Note (effective yield 0.00%, maturity 05/15/2030)(11)	05/16/24	3,000,000	—	1,500	0.00%
Flatiron CLO 21 Ltd.	Subordinated Note (effective yield 11.21%, maturity 10/19/2037)	12/10/24	28,145,000	20,130,640	15,728,137	1.72%
Greywolf CLO IV, Ltd.	Subordinated Note (effective yield 0.88%, maturity 04/17/2034)	03/26/21	7,520,000	3,653,235	1,730,602	0.19%
Generate CLO 2 Ltd.	Subordinated Note (effective yield 12.29%, maturity 10/22/2037)	05/14/24	2,058,000	909,241	607,458	0.07%
Generate CLO 4 Ltd.	Subordinated Note (effective yield 10.11%, maturity 07/20/2037)	09/24/24	12,425,000	9,051,505	5,669,547	0.62%
Generate CLO 17 Ltd.	Subordinated Note (effective yield 13.77%, maturity 10/22/2037)	01/30/25	4,000,000	3,104,221	2,467,853	0.27%
HarbourView CLO VII-R, Ltd.	Subordinated Note (effective yield 0.00%, maturity 07/18/2031)(12)	09/29/17	1,100,000	110	167	0.00%
Invesco CLO 2022-2, Ltd.	Subordinated Note (effective yield 15.83%, maturity 07/20/2035)	08/14/24	16,450,000	9,148,729	7,931,471	0.87%
Invesco CLO 2022-2, Ltd.	Class Y Note (effective yield 14.15%, maturity 07/20/2035)	08/14/24	1,280,000	164,285	230,244	0.03%
Kings Park CLO, Ltd.	Subordinated Note (effective yield 19.53%, maturity 01/21/2035)	04/27/23	5,222,500	2,690,507	2,379,473	0.26%
KKR CLO 36 Ltd.	Subordinated Note (effective yield 2.39%, maturity 10/15/2034)	05/03/22	7,500,000	4,496,307	2,308,477	0.25%
Lake George Park CLO, Ltd.	Income Note (effective yield 17.91%, maturity 04/15/2038)(10)	02/18/25	22,650,000	18,558,413	20,377,090	2.23%
Lake Shore MM CLO I Ltd.	Income Note (effective yield 0.00%, maturity 04/15/2033)(10)(12)	03/08/19	14,550,000	9,396,393	2,925,016	0.32%
LCM 38 Ltd.	Income Note (effective yield 13.67%, maturity 11/04/2038)	01/31/24	5,228,500	4,020,550	3,027,497	0.33%
Lodi Park CLO, Ltd.	Subordinated Note (effective yield 12.40%, maturity 07/21/2036)	11/13/24	2,775,000	2,281,558	1,976,459	0.22%
Lodi Park CLO, Ltd.	Income Note (effective yield 12.40%, maturity 07/21/2036)	11/13/24	4,725,000	3,910,712	3,366,100	0.37%
Madison Park Funding XX, Ltd.	Subordinated Note (effective yield 17.14%, maturity 10/27/2037)	02/06/25	35,450,000	8,617,704	7,555,956	0.83%
Madison Park Funding XXI, Ltd.	Subordinated Note (effective yield 5.30%, maturity 10/15/2032)(11)	08/22/16	6,462,500	2,237,426	1,518,300	0.17%
Madison Park Funding XXII, Ltd.	Subordinated Note (effective yield 17.20%, maturity 01/15/2038)	10/30/18	11,731,082	5,899,172	5,619,304	0.61%
Madison Park Funding XXXIV, Ltd.	Subordinated Note (effective yield 16.80%, maturity 10/16/2037)	09/27/22	12,825,000	6,419,814	5,866,266	0.64%
Madison Park Funding XL, Ltd.	Subordinated Note (effective yield 0.00%, maturity 02/28/2047)(12)	06/02/16	17,857,979	3,347,665	3,107,288	0.34%
Madison Park Funding XL-R, Ltd.	Income Note (effective yield 14.03%, maturity 10/16/2038)	09/05/25	25,000,000	23,749,999	23,715,797	2.59%
Madison Park Funding XLIV, Ltd.	Subordinated Note (effective yield 15.87%, maturity 07/16/2037)	11/16/18	9,919,821	4,428,100	3,810,580	0.42%
Madison Park Funding XLVII, Ltd.	Subordinated Note (effective yield 14.39%, maturity 04/19/2037)	04/29/21	5,000,000	3,180,949	2,804,379	0.31%
Madison Park Funding LII, Ltd.	Subordinated Note (effective yield 12.10%, maturity 01/22/2035)	03/13/24	6,500,000	3,865,908	3,040,603	0.33%
Madison Park Funding LXII, Ltd.	Subordinated Note (effective yield 14.94%, maturity 07/16/2038)	07/27/23	13,025,000	8,092,616	7,671,464	0.84%
Madison Park Funding LXIX, Ltd.	Subordinated Note (effective yield 15.17%, maturity 07/25/2037)	05/22/25	8,050,000	6,115,524	5,991,230	0.65%
Marathon CLO VIII Ltd.	Income Note (effective yield 0.00%, maturity 10/18/2031)(11)	06/16/15	16,333,000	—	8,167	0.00%
Marathon CLO X Ltd.	Subordinated Note (effective yield 0.00%, maturity 11/15/2029)(11)	08/09/17	2,550,000	—	5,814	0.00%
Marathon CLO XI Ltd.	Subordinated Note (effective yield 0.00%, maturity 04/20/2031)(11)	02/06/18	2,075,000	45,650	311	0.00%
Marathon CLO XII Ltd.	Subordinated Note (effective yield 0.00%, maturity 04/18/2031)(11)	09/06/18	4,500,000	125,089	11,790	0.00%
Meacham Park CLO, Ltd.	Subordinated Note (effective yield 14.07%, maturity 10/20/2037)	01/24/25	9,950,000	7,083,962	6,245,561	0.68%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Subordinated Note (effective yield 23.17%, maturity 07/15/2038)	02/21/24	4,150,000	2,141,188	2,355,349	0.26%
Morgan Stanley Eaton Vance CLO 2023-20, Ltd.	Subordinated Note (effective yield 8.20%, maturity 01/20/2037)	05/08/24	6,050,000	4,378,641	3,463,374	0.38%
Muzinich & Co., Inc.	CLO Participation Share	10/28/21	—	—	2,642,425	0.29%
OCP CLO 2019-17, Ltd.	Preferred Share (effective yield 10.62%, maturity 07/20/2037)	09/03/24	26,750,000	15,497,595	12,815,339	1.40%
OCP CLO 2021-22, Ltd.	Subordinated Note (effective yield 11.17%, maturity 10/20/2037)	05/08/24	6,855,000	4,663,327	3,787,246	0.41%
OCP CLO 2022-24, Ltd.	Subordinated Note (effective yield 10.95%, maturity 10/20/2037)	10/29/24	3,500,000	2,483,766	2,152,692	0.24%
OCP CLO 2023-26, Ltd.	Subordinated Note (effective yield 20.96%, maturity 04/17/2037)	08/12/24	3,000,000	2,081,701	2,367,334	0.26%
OCP CLO 2023-30, Ltd.	Subordinated Note (effective yield 5.51%, maturity 01/24/2037)	05/10/24	8,350,000	6,313,295	5,687,646	0.62%
OCP CLO 2024-36, Ltd.	Subordinated Note (effective yield 13.56%, maturity 10/16/2037)	05/15/25	3,200,000	2,521,975	2,349,929	0.26%
Octagon Investment Partners XIV, Ltd.	Income Note (effective yield 0.00%, maturity 07/15/2029)(10)(11)	06/06/14	20,572,125	—	3,086	0.00%
Octagon Investment Partners 26, Ltd.	Income Note (effective yield 0.00%, maturity 07/15/2030)(10)(12)	03/23/16	13,750,000	1,627,897	112,530	0.01%
Octagon Investment Partners 27, Ltd.	Income Note (effective yield 0.00%, maturity 07/15/2030)(10)(12)	05/25/16	11,804,048	19,701	106,793	0.01%
Octagon Investment Partners 29, Ltd.	Subordinated Note (effective yield 5.94%, maturity 07/18/2037)(10)	05/05/21	23,400,000	8,376,621	5,348,692	0.58%
Octagon Investment Partners 37, Ltd.	Subordinated Note (effective yield 0.00%, maturity 07/25/2030)(11)	05/25/21	1,550,000	414,062	7,750	0.00%
Octagon Investment Partners 44, Ltd.	Income Note (effective yield 0.00%, maturity 10/15/2034)(10)(12)	06/19/19	13,500,000	6,628,028	1,955,887	0.21%
Octagon Investment Partners 45, Ltd.	Subordinated Note (effective yield 5.79%, maturity 04/15/2035)	07/27/23	18,155,000	8,850,888	4,967,435	0.54%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Collateralized Loan Obligation Equity(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Octagon Investment Partners 46, Ltd.	Income Note (effective yield 6.47%, maturity 07/15/2036)(10)	06/26/20	$10,650,000	$3,641,458	$1,216,576	0.13%
Octagon Investment Partners 48, Ltd.	Subordinated Note (effective yield 10.77%, maturity 01/15/2039)(10)	03/25/22	13,875,000	8,348,097	6,455,333	0.71%
Octagon Investment Partners 50, Ltd.	Income Note (effective yield 6.91%, maturity 01/15/2035)(10)	10/06/20	9,250,000	4,078,702	1,953,974	0.21%
Octagon 51, Ltd.	Income B Note (effective yield 14.38%, maturity 07/20/2034)	04/16/21	19,300,000	11,510,961	7,898,937	0.86%
Octagon 55, Ltd.	Subordinated Note (effective yield 12.43%, maturity 03/20/2038)	02/11/22	14,052,000	7,201,448	5,252,945	0.57%
Octagon 58, Ltd.	Income Note (effective yield 11.76%, maturity 04/15/2038)(10)	04/21/22	15,625,000	15,234,561	12,568,833	1.37%
OFSI BSL VIII, Ltd.	Income Note (effective yield 0.00%, maturity 08/16/2029)(10)(11)	07/18/17	7,719,320	615,335	270,564	0.03%
Park Blue CLO 2022-II, Ltd.	Subordinated Note (effective yield 13.38%, maturity 07/20/2037)	12/10/24	36,000,000	20,482,635	17,094,612	1.87%
RAD CLO 3, Ltd.	Subordinated Note (effective yield 22.20%, maturity 07/15/2037)(10)	09/30/25	8,350,000	4,030,334	4,228,187	0.46%
RAD CLO 27, Ltd.	Subordinated Note (effective yield 14.69%, maturity 01/15/2038)	12/11/24	10,800,000	9,878,555	9,061,585	0.99%
Regatta VII Funding Ltd.	Subordinated Note (effective yield 0.00%, maturity 06/20/2034)(12)	10/01/21	6,450,000	2,121,618	1,287,420	0.14%
Regatta VII Funding Ltd.	Class R1A Note (effective yield 62.18%, maturity 06/20/2034)	10/01/21	10,126,500	14,184	7,021	0.00%
Regatta VII Funding Ltd.	Class R2 Note (effective yield 109.75%, maturity 06/20/2034)	10/01/21	10,126,500	93,921	62,924	0.01%
Regatta XII Funding Ltd.	Subordinated Note (effective yield 11.89%, maturity 10/15/2037)	12/12/24	20,575,000	11,252,824	8,702,080	0.95%
Regatta XII Funding Ltd.	Class R1A Note (effective yield 37.38%, maturity 10/15/2037)	12/12/24	14,629,350	34,844	46,009	0.01%
Regatta XII Funding Ltd.	Class R2 Note (effective yield 37.38%, maturity 10/15/2037)	12/12/24	14,629,350	313,592	414,005	0.05%
Regatta XVII Funding Ltd.	Subordinated Note (effective yield 13.71%, maturity 10/15/2037)	11/19/24	14,100,000	9,991,613	8,747,134	0.96%
Regatta XX Funding Ltd.	Income Note (effective yield 17.17%, maturity 01/15/2038)(10)	08/04/21	11,000,000	6,741,261	6,619,672	0.72%
Regatta XX Funding Ltd	Subordinated Note (effective yield 17.17%, maturity 01/15/2038)	03/04/25	250,000	136,113	137,965	0.02%
Regatta XXI Funding Ltd.	Subordinated Note (effective yield 14.48%, maturity 10/15/2037)	06/10/22	9,000,000	5,535,978	4,731,489	0.52%
Regatta XXII Funding Ltd.	Subordinated Note (effective yield 21.00%, maturity 07/20/2035)	06/20/23	3,937,500	2,470,643	2,695,450	0.29%
Regatta XXIV Funding Ltd.	Subordinated Note (effective yield 17.65%, maturity 01/20/2038)	12/27/24	5,800,000	3,200,820	3,199,800	0.35%
Rockford Tower CLO 2019-1, Ltd.	Subordinated Note (effective yield 6.11%, maturity 04/20/2034)	06/14/21	10,300,000	5,687,048	3,171,135	0.35%
Rockford Tower CLO 2021-3, Ltd.	Subordinated Note (effective yield 7.88%, maturity 01/15/2038)(10)	04/22/22	46,111,625	23,662,030	14,275,765	1.56%
Rockford Tower CLO 2022-3, Ltd.	Subordinated Note (effective yield 36.59%, maturity 07/20/2037)(10)	07/27/23	3,600,000	1,528,254	2,256,169	0.25%
Rockford Tower CLO 2023-1, Ltd.	Subordinated Note (effective yield 9.52%, maturity 03/15/2038)	05/21/24	7,280,000	5,796,232	5,993,297	0.65%
Rockford Tower 2024-2 Ltd	Subordinated Note (effective yield 18.30%, maturity 10/20/2037)	02/14/25	11,050,000	8,504,158	8,111,632	0.89%
RR 23 Ltd.	Subordinated Note (effective yield 15.03%, maturity 07/15/2037)	10/12/23	6,800,000	3,808,180	3,845,106	0.42%
RR 25 Ltd.	Subordinated Note (effective yield 8.13%, maturity 10/15/2037)	08/13/24	15,636,000	10,833,058	9,480,296	1.04%
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 19.10%, maturity 07/20/2034)	02/01/24	5,525,000	3,685,110	3,353,141	0.37%
Signal Peak CLO 8, Ltd.	Subordinated Note (effective yield 14.41%, maturity 10/20/2037)	12/12/24	42,126,000	23,725,944	18,913,411	2.07%
Steele Creek CLO 2018-1, Ltd.	Income Note (effective yield 0.00%, maturity 04/15/2031)(10)(12)	03/28/18	11,370,000	3,380,844	85,537	0.01%
Steele Creek CLO 2019-1, Ltd.	Income Note (effective yield 0.00%, maturity 04/15/2032)(10)(12)	03/22/19	8,500,000	3,689,748	806,473	0.09%
Thompson Park CLO, Ltd.	Subordinated Note (effective yield 17.63%, maturity 04/15/2034)	07/25/24	34,025,000	23,484,671	21,685,281	2.37%
Unity-Peace Park CLO, Ltd.	Subordinated Note (effective yield 10.65%, maturity 04/20/2035)	09/07/23	34,020,000	22,319,292	15,912,469	1.74%
Wehle Park CLO, Ltd.	Subordinated Note (effective yield 14.21%, maturity 10/21/2038)	07/01/24	4,588,000	2,907,034	2,410,298	0.26%
Wehle Park CLO, Ltd.	Class M-2 Note (effective yield 101.81%, maturity 10/21/2038)	07/01/24	4,000,000	35,301	43,726	0.00%
Wellman Park CLO, Ltd.	Subordinated Note (effective yield 16.14%, maturity 07/15/2037)	09/20/23	20,025,000	12,200,905	10,532,879	1.15%
Wellman Park CLO, Ltd.	Class M-1 Note (effective yield 18.38%, maturity 07/15/2037)	09/20/23	20,025,000	162,648	199,585	0.02%
Wellman Park CLO, Ltd.	Class M-2 Note (effective yield 23.96%, maturity 07/15/2037)	09/20/23	24,205,000	544,704	554,370	0.06%
Whetstone Park CLO, Ltd.	Subordinated Note (effective yield 9.93%, maturity 01/20/2035)	05/03/22	10,560,000	6,843,023	4,612,422	0.50%
Wind River 2013-2 CLO Ltd.	Income Note (effective yield 0.00%, maturity 10/18/2030)(10)(12)	06/06/14	11,597,500	2,841,731	185,324	0.02%
Wind River 2014-1 CLO Ltd.	Subordinated Note (effective yield 0.00%, maturity 07/18/2031)(12)	05/05/16	9,681,764	968	1,481	0.00%
Wind River 2014-3 CLO Ltd.	Subordinated Note (effective yield 0.00%, maturity 10/22/2031)(12)	12/17/14	11,000,000	1,100	1,683	0.00%
Wind River 2017-1 CLO Ltd.	Income Note (effective yield 0.00%, maturity 04/18/2036)(10)(12)	02/02/17	17,700,000	8,246,982	4,484,096	0.49%
Wind River 2017-3 CLO Ltd.	Income Note (effective yield 0.00%, maturity 04/15/2035)(10)(12)	08/09/17	23,940,000	11,596,835	5,683,920	0.62%
Wind River 2018-1 CLO Ltd.	Income Note (effective yield 0.00%, maturity 07/15/2030)(10)(12)	06/22/18	15,750,000	6,296,034	3,636,843	0.40%
Wind River 2019-2 CLO Ltd.	Income Note (effective yield 0.00%, maturity 01/15/2035)(10)(12)	09/20/19	13,470,000	7,167,322	3,668,561	0.40%
Wind River 2022-2 CLO Ltd.	Income Note (effective yield 0.71%, maturity 07/20/2035)(10)	06/03/22	8,950,000	5,075,848	2,556,778	0.28%
Zais CLO 3, Limited	Income Note (effective yield 0.00%, maturity 07/15/2031)(10)(12)	04/08/15	16,871,644	—	33,715	0.00%
Zais CLO 5, Limited	Subordinated Note (effective yield 0.00%, maturity 10/15/2028)(12)	09/23/16	5,950,000	595	893	0.00%
Zais CLO 7, Limited	Income Note (effective yield 0.00%, maturity 04/15/2030)(12)	09/11/17	12,777,500	1,278	1,917	0.00%
Zais CLO 9, Limited	Subordinated Note (effective yield 0.00%, maturity 07/20/2031)(11)	10/29/18	3,015,000	11,759	2,291	0.00%
Total United States				1,253,850,061	1,051,203,312	114.88%
European Union – Various
Aqueduct European CLO 5-2020 DAC	Class M-1 Note (effective yield 8.20%, maturity 04/20/2034)(10)(13)	12/27/24	13,158,000	9,705,858	9,225,084	1.01%
Aqueduct European CLO 5-2020 DAC	Class M-2 Note (effective yield 8.20%, maturity 04/20/2034)(13)	12/27/24	13,304,000	9,247,263	9,075,447	0.99%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Collateralized Loan Obligation Equity(4)(8)(9) (continued)
Structured Finance (continued)
European Union – Various (continued)
Aurium CLO XIII DAC	Subordinated Note (effective yield 18.26%, maturity 04/15/2038)(13)	01/30/25	$3,277,500	$3,241,128	$3,582,365	0.39%
Avoca CLO XXXI DAC	Subordinated Note (effective yield 11.30%, maturity 07/15/2038)(13)	02/12/25	2,830,000	2,427,135	2,612,440	0.29%
BBAM European CLO II DAC	Subordinated Note (effective yield 23.95%, maturity 10/15/2034)(10)(13)	11/05/21	1,000,000	961,873	944,314	0.10%
Blackrock European CLO XV DAC	Subordinated Note (effective yield 9.96%, maturity 01/28/2038)(13)	11/29/24	3,250,000	3,167,174	3,260,362	0.36%
CIFC European Funding VI DAC	Subordinated Note (effective yield 14.77%, maturity 10/15/2037)(13)	07/17/24	5,000,000	4,520,790	4,799,219	0.52%
Clonkeen Park CLO DAC	Subordinated Note (effective yield 13.98%, maturity 10/15/2037)(10)(13)	08/16/24	33,291,000	25,018,580	25,063,670	2.74%
CVC Cordatus Loan Fund XXXIII DAC	Subordinated Note (effective yield 15.23%, maturity 03/24/2038)(13)	10/18/24	5,417,000	4,825,502	5,555,704	0.61%
Dryden 88 Euro CLO 2020 DAC	Subordinated Note (effective yield 14.00%, maturity 07/20/2034)(13)	04/23/21	600,000	439,215	379,276	0.04%
Henley CLO XI DAC	Subordinated Note (effective yield 16.06%, maturity 04/25/2039)(13)	02/10/25	1,500,000	1,545,900	1,785,416	0.20%
OCP Euro CLO 2019-3 DAC	Subordinated Note (effective yield 11.44%, maturity 04/20/2033)(13)	05/26/21	1,500,000	984,522	921,803	0.10%
OCP Euro CLO 2022-6 DAC	Subordinated Note (effective yield 18.54%, maturity 07/20/2036)(13)	04/23/24	1,125,000	916,277	1,199,232	0.13%
OCP Euro CLO 2024-10 DAC	Subordinated Note (effective yield 11.00%, maturity 10/20/2037)(13)	07/10/24	5,000,000	4,378,905	4,494,355	0.49%
Sculptor European CLO XII DAC	Subordinated Note (effective yield 17.55%, maturity 01/15/2038)(13)	11/27/24	7,050,000	5,858,115	6,563,201	0.72%
Total European Union – Various				77,238,237	79,461,888	8.69%
Total Collateralized Loan Obligation Equity				1,331,088,298	1,130,665,200	123.57%
Loan Accumulation Facilities(4)(9)(14)
Structured Finance
United States
Steamboat LIV Ltd.	Loan Accumulation Facility	06/04/25	5,846,250	5,846,250	5,911,016	0.65%
Steamboat LV Ltd.	Loan Accumulation Facility	06/16/25	7,072,000	7,072,000	7,075,300	0.77%
Steamboat LVI Ltd.	Loan Accumulation Facility	05/27/25	5,500,750	5,500,750	5,560,682	0.61%
Steamboat LVII Ltd.	Loan Accumulation Facility	04/22/25	6,094,000	6,094,000	6,099,143	0.67%
Steamboat LVIII Ltd.	Loan Accumulation Facility	06/04/25	3,077,000	3,077,000	3,114,941	0.34%
Steamboat LIX Ltd.	Loan Accumulation Facility	06/23/25	9,936,250	9,936,250	9,973,456	1.09%
Steamboat LX Ltd.	Loan Accumulation Facility	09/04/25	3,614,250	4,210,963	4,242,949	0.46%
Total Loan Accumulation Facilities				41,737,213	41,977,487	4.59%
Asset Backed Securities
Structured Finance
Germany
Fortuna Consumer Loan ABS 2024-2 DAC	Class G Note, 12.41% (1M EURIBOR + 10.50%, due 10/18/2034)(6)(13)	09/13/24	7,500,000	8,308,125	8,911,337	0.97%
Spain
Autonoria Spain 2022 FT	Class G Note, 13.87% (1M EURIBOR + 12.00%, due 01/31/2040)(6)(9)(13)	09/14/22	1,123,634	1,121,218	1,336,767	0.15%
United States
Carmax Select Receivables Trust 2025-B	Class R Note (effective yield 21.17%, maturity 09/15/2032)(8)	09/17/25	3,580	2,531,418	2,529,793	0.28%
Carvana Auto Receivables Trust 2024-P2	Class R Note (effective yield 10.63%, maturity 06/10/2031)(8)	06/04/24	23,083	6,669,418	6,281,808	0.69%
Carvana Auto Receivables Trust 2024-P3	Class R Note (effective yield 11.71%, maturity 09/10/2032)(8)	09/10/24	17,730	8,712,060	8,558,477	0.93%
Carvana Auto Receivables Trust 2024-P4	Class R Note (effective yield 9.60%, maturity 12/10/2032)(8)	12/10/24	15,578	7,033,441	6,872,017	0.75%
Carvana Auto Receivables Trust 2025-N1	Class EX5 Note (effective yield 10.28%, maturity 08/10/2032)(8)	02/11/25	12,500	3,869,689	3,973,533	0.43%
Carvana Auto Receivables Trust 2025-P1	Class R Note (effective yield 16.25%, maturity 03/10/2033)(8)	03/11/25	14,850	7,792,241	7,529,084	0.82%
Carvana Auto Receivables Trust 2025-P3	Class R Note (effective yield 16.92%, maturity 09/12/2033)(8)	09/16/25	16,180	11,395,412	11,399,477	1.25%
Chase Auto Owner Trust 2024-4	Class R1 Note (effective yield 8.57%, maturity 11/25/2031)(8)	07/25/24	5,000	1,530,024	1,424,995	0.16%
Chase Auto Owner Trust 2025-1	Class R1 Note (effective yield 13.50%, maturity 11/26/2032)(8)	07/24/25	25,000	4,325,000	4,481,042	0.49%
GoodLeap Home Improvement Solutions Trust 2025-2	Class R Subordinate Notes (effective yield 19.59%, maturity 06/20/2049)(8)	06/09/25	1,184,151	2,592,403	2,848,505	0.31%
Mercury Financial Credit Card Master Trust Series 2024-VFN1	Class B Note, 12.84% (1M SOFR + 8.50%, due 01/20/2028)(6)(9)(16)	09/20/24	8,133,658	8,133,658	8,122,986	0.89%
PenFed Auto Receivables Owner Trust 2025-A	Class R Note (effective yield 12.03%, maturity 10/17/2033)(8)	09/11/25	17,500	2,625,000	2,622,758	0.29%
Total United States				67,209,764	66,644,475	7.29%
Total Asset Backed Securities				76,639,107	76,892,579	8.41%
Collateralized Fund Obligation Equity(4)(8)(9)
Structured Finance
United States
ALP CFO 2024, L.P.	Subordinated Note (effective yield 38.50%, maturity 10/15/2036)	10/21/24	16,286,000	16,286,000	12,610,342	1.38%
ALP CFO 2025, L.P.	Subordinated Note (effective yield 39.04%, maturity 07/15/2037)	07/30/25	21,671,000	21,671,000	21,029,982	2.30%
Coller Private Equity Backed Notes & Loans II-A L.P.	Preferred Equity (effective yield 21.86%, maturity 04/30/2037)(16)	07/21/25	5,008,986	5,008,986	4,830,513	0.53%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Collateralized Fund Obligation Equity(4)(8)(9) (continued)
Structured Finance (continued)
United States (continued)
Glendower Capital Secondaries CFO, LLC	Subordinated Loan (effective yield 44.85%, maturity 07/13/2038)	07/13/23	$2,203,689	$2,203,689	$2,204,556	0.24%
StepStone Private Equity LP Secondary Opportunities Ltd.	Subordinated Note (effective yield 28.90%, maturity 12/28/2035)(16)	07/03/24	10,838,624	10,838,624	8,792,407	0.96%
Total Collateralized Fund Obligation Equity				56,008,299	49,467,800	5.41%
Common Stock
Financial Services
United States
Delta Financial Holdings LLC	Common Units(4)(9)(17)(18)	07/19/23	1	1,147	574	0.00%
Delta Leasing SPV III, LLC	Common Equity(4)(9)(17)(18)	07/19/23	18	18	621,522	0.07%
Lender MCS Holdings, Inc.	Common Stock(4)(9)(17)	08/12/22	589	—	5,301	0.00%
Oxford Lane Capital Corp.	Common Stock	07/24/25	188,221	3,320,430	3,186,582	0.35%
Senior Credit Corp 2022 LLC	Common Stock(4)(16)(18)	01/30/23	2,950,684	2,950,684	3,110,021	0.34%
Total Financial Services				6,272,279	6,924,000	0.76%
Leisure
United States
All Day Holdings LLC	Common Stock(4)(17)	08/19/22	560	—	8	0.00%
Oil & Gas
United States
McDermott International Ltd	Common Stock(4)(17)	12/31/20	1,951	121,936	29,997	0.00%
Total Common Stock				6,394,215	6,954,005	0.76%
Equipment Financing⁽⁴⁾
Equipment Financing
United States
Applied Digital Corporation	Equipment Financing, 14.62% (due 04/08/2026)(15)	07/08/24	1,593,475	1,593,475	1,613,389	0.18%
Applied Digital Corporation	Equipment Financing, 14.62% (due 04/08/2026)(15)	07/08/24	1,523,297	1,523,297	1,542,333	0.17%
Total Equipment Financing				3,116,772	3,155,722	0.35%
Loans and Notes
Consumer Products
United States
JP Intermediate B LLC	First Lien Senior Secured Term Loan, 11.01% (3M SOFR + 5.76%, due 11/22/2027)(4)(6)	03/02/21	496,049	489,451	22,322	0.00%
Financial Services
United States
B. Riley Financial, Inc.	Senior Unsecured Note(15)	08/14/25	17,991	421,261	428,186	0.05%
BSD Capital Inc.	Senior Unsecured Note, 6.95% (3M SOFR + 2.66%, due 10/31/2027)(4)(6)(9)	01/16/25	10,726,000	9,295,104	9,701,667	1.06%
Delta Leasing SPV III, LLC	Senior Secured Note, 13.00% (due 07/18/2030)(4)(7)(9)(15)(16)(18)	07/19/23	11,172,483	11,172,180	11,172,483	1.22%
Horizon Technology Finance Corporation	Convertible Senior Unsecured Note, 5.50% (due 09/04/2030)(4)(9)(15)	09/04/25	7,500,000	6,871,310	7,129,125	0.78%
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/05/2028)(4)(15)(16)(18)	01/30/23	6,884,929	6,884,929	6,884,929	0.75%
Total Financial Services				34,644,784	35,316,390	3.86%
Manufacturing
United States
Integrated Modular Data Centers, LLC	Senior Secured Loan, 11.00% (due 10/19/2026)(4)(9)(15)(16)	09/22/25	1,097,605	1,097,605	1,097,605	0.12%
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation Debt, Senior Secured Loan, Class B, 11.50% (due 07/13/2038)(4)(9)(15)	07/13/23	2,111,133	2,090,022	2,172,449	0.24%
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation Debt, Senior Secured Loan, Class C, 14.50% (due 07/13/2038)(4)(9)(15)	07/13/23	966,685	957,018	1,000,407	0.11%
Total Structured Finance				3,047,040	3,172,856	0.35%
Total Loans and Notes				39,278,880	39,609,173	4.33%
Preferred Stock(4)
Financial Services
United States
Delta Financial Holdings LLC	Preferred Units(9)(17)(18)	07/19/23	252	251,801	251,849	0.03%
Rated Feeder Fund Equity(8)(9)
Structured Finance
United States
CVC Structured Solutions 2, LLC	Subordinated Loan (effective yield 28.30%, maturity 09/03/2040)(16)	09/02/25	1,344,159	1,344,159	1,336,797	0.15%
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount / Shares	Cost	Fair Value(3)	% of Net Assets
Regulatory Capital Relief Securities(4)(9)
Banking
France
AASFL 2022-1	Credit Linked Note – Class B, 14.39% (1M EURIBOR + 12.50%, due 12/27/2030)(6)(13)	11/22/22	$1,184,231	$1,219,699	$1,393,847	0.15%
BNP Paribas	Credit Linked Note, 11.77% (3M EURIBOR + 9.50%, due 10/12/2032)(6)(13)	09/22/23	538,394	573,201	640,750	0.07%
PXL 2022-1	Junior Credit Linked Note, 16.78% (3M EURIBOR + 12.875%, due 12/29/2029)(6)(13)	12/16/22	3,800,000	3,924,067	4,756,431	0.52%
Total France				5,716,967	6,791,028	0.74%
United States
Ally Bank Auto Credit-Linked Notes Series 2024-A	Credit Linked Note – Class G, 12.75% (due 05/17/2032)(15)	06/13/24	3,078,601	2,707,080	2,796,441	0.31%
Ally Bank Auto Credit-Linked Notes Series 2024-B	Credit Linked Note – Class G, 11.40% (due 09/15/2032)(15)	10/29/24	1,645,208	1,645,208	1,677,441	0.18%
CRAFT 2022-1	Credit Linked Note, 16.33% (SOFR + 12.00%, due 04/21/2032)(6)	10/26/22	3,982,828	3,882,367	4,165,536	0.46%
Huntington Bank Auto 2024-1	Credit Linked Note – Class E, 12.64% (CD 1M SOFR + 8.25%, due 05/20/2032)(6)	06/14/24	1,271,107	1,271,107	1,304,233	0.14%
Huntington Bank Auto 2024-2	Credit Linked Note – Class G, 11.89% (CD 1M SOFR + 7.50%, due 10/20/2032)(6)	10/29/24	690,066	690,066	693,702	0.08%
Huntington Bank Auto 2025-1	Credit Linked Note – Class E, 11.54% (CD 1M SOFR + 7.15%, due 03/21/2033)(6)	03/11/25	2,834,358	2,834,358	2,865,695	0.31%
LOFT 2022-1	Class C Note, 23.36% (CD 3M SOFR + 19.00%, due 02/28/2032)(6)	08/22/22	8,679,173	8,350,649	9,235,238	1.01%
Manitoulin USD Ltd.	Guarantee Linked Note – Class F, 14.57% (CD 3M SOFR + 10.25%, due 11/10/2027)(6)	10/12/22	22,137	22,137	22,276	0.00%
Santander Bank Auto Credit-Linked Notes Series 2024-B	Credit Linked Note – Class G, 12.23% (due 01/18/2033)(15)	12/10/24	5,375,000	5,375,000	5,449,605	0.60%
Standard Chartered 7	Class B Note, 15.34% (CD 3M SOFR + 11.00%, due 04/25/2031)(6)	10/07/22	5,536,923	5,536,923	5,564,652	0.61%
TRAFIN 2023-1	Credit Linked Note, 14.28% (CD 3M SOFR + 10.00%, due 06/01/2029)(6)	11/27/23	2,375,000	2,375,000	2,437,016	0.27%
US Bank NA 2025-SUP1	Credit Linked Note – Class R, 11.86% (CD 1M SOFR + 7.50%, due 02/25/2032)(6)	03/06/25	5,481,719	5,481,719	5,623,213	0.61%
Total United States				40,171,614	41,835,048	4.58%
Total Regulatory Capital Relief Securities				45,888,581	48,626,076	5.32%
Total investments, at fair value as of September 30, 2025				$1,636,868,764	$1,434,085,798	156.76%
Liabilities, at fair value(19)
6.6875% Unsecured Notes due 2028	Unsecured Note		$(32,423,800)	$(32,423,800)	$(31,905,019)	-3.49%
5.375% Unsecured Notes due 2029	Unsecured Note		(93,250,000)	(93,250,000)	(87,648,659)	-9.57%
7.75% Unsecured Notes due 2030	Unsecured Note		(115,000,000)	(115,000,000)	(115,184,000)	-12.58%
6.75% Unsecured Notes due 2031	Unsecured Note		(44,850,000)	(44,850,000)	(42,714,781)	-4.67%
6.50% Series C Term Preferred Stock due 2031	Preferred Stock		(54,313,825)	(54,313,825)	(57,464,027)	-6.28%
8.00% Series F Term Preferred Stock due 2029	Preferred Stock		(62,156,100)	(62,164,825)	(62,777,661)	-6.86%
Total liabilities, at fair value as of September 30, 2025				$(402,002,450)	$(397,694,147)	-43.45%
Net assets above (below) investments and liabilities, at fair value					(120,937,501)
Net assets as of September 30, 2025					$915,454,150
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Footnotes to the Consolidated Schedule of Investments:
(1)	Unless otherwise noted, the Company is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Company would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial date of purchase or the date the investment was contributed to the Company at the time of the Company’s formation.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Company’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)
Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of September 30, 2025, the aggregate fair value of these securities is $1,430.5 million, or 156.26% of the Company’s net assets.

(5)	Country represents the principal country of risk where the investment has exposure.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	As of September 30, 2025, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received. See Note 2 “Summary of Significant Accounting Policies” for further discussion.
(8)	Collateralized loan obligation (“CLO”) equity, Collateralized Fund Obligations equity, Rated Feeder Equity and Asset Backed Security residual tranches are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized. As of September 30, 2025, the Company’s weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 12.29%. When excluding called CLOs, the Company’s weighted average effective yield on its CLO equity positions was 12.41%.
(9)	Classified as Level III investment. See Note 3 “Investments” for further discussion.
(10)	Fair value includes the Company’s interest in fee rebates on CLO subordinated and income notes.
(11)
As of September 30, 2025, the investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost.

(12)	As of September 30, 2025 the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost. Future recurring distributions, once received, will be recognized solely as return of capital until the aggregate projected amount of future recurring distributions and terminal principal payment exceeds the amortized investment cost.
(13)	Investment principal amount is denominated in EUR.
(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(15)	Fixed rate investment.
(16)	This investment has an unfunded commitment as of September 30, 2025. See Note 10 “Commitments and Contingencies” for further discussion.
(17)	The following investment is not an income producing security.
(18)	The following is an affiliated investment as defined under the 1940 Act, which represents investments in which the Company owns 5% or more of the outstanding voting securities under common ownership or control. See Note 5 “Related Party Transactions” for further discussion.
(19)	The Company has accounted for its unsecured notes and mandatorily redeemable preferred stock utilizing the fair value option election under ASC Topic 825. Accordingly, the aforementioned notes and preferred stock are carried at their fair value. See Note 2 “Summary of Significant Accounting Policies” for further discussion.
Reference Key:
CD	Compounded Daily
DD	Delayed Draw
EUR	Euro
EURIBOR	Euro London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Schedule of Investments
As of September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
Forward Currency Contracts, at Fair Value(1)
Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
EUR	5,262,506	USD	6,115,074	Barclays Bank PLC	8/4/2025	10/31/2025	$74,280
Unrealized depreciation on forward currency contracts
USD	3,986,058.11	EUR	3,410,201	Barclays Bank PLC	9/2/2025	10/31/2025	$(24,758)
USD	106,593,910.84	EUR	91,625,943	Barclays Bank PLC	7/29/2025	10/31/2025	(1,169,468)
Total unrealized depreciation on forward currency contracts							$(1,194,226)

(1)
See Note 4 “Derivative Contracts” for further discussion relating to forward currency contracts held by the Company.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statement of Operations
For the nine months ended September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
INVESTMENT INCOME
Interest income(1)	$144,710,677
Other income	6,924,058
Dividend income(1)	1,146,404
Total Investment Income	152,781,139
EXPENSES
Interest expense	20,729,027
Incentive fee	19,416,127
Management fee	15,370,356
Professional fees	1,848,202
Administration fees	1,276,259
Tax expense	1,172,634
Directors’ fees	298,125
Other expenses	1,409,140
Total Expenses	61,519,870
NET INVESTMENT INCOME	91,261,269
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(16,438,256)
Forward currency contracts	(7,298,648)
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	(1,420)
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(1)	(58,733,930)
Forward currency contracts	(5,225,697)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(14,452,662)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(102,150,613)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,889,344)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
7.00% Series AA Convertible Perpetual Preferred Stock	(7,874,057)
6.75% Series D Perpetual Preferred Stock	(5,338,700)
7.00% Series AB Convertible Perpetual Preferred Stock	(384,004)
TOTAL DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY	(13,596,761)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(24,486,105)

(1)
Interest income, dividend income and net unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents include balances attributed to affiliated investments of $1,435,256, $1,001,875 and $307,314, respectively. See Note 5 “Related Party Transactions” for further discussion.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statement of Comprehensive Income
For the nine months ended September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(24,486,105)
OTHER COMPREHENSIVE INCOME (LOSS)(1)
Change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	6,790,731
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS AND COMPREHENSIVE INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(17,695,374)

(1)
See Note 2 “Summary of Significant Accounting Policies – Other Financial Assets and Financial Liabilities at Fair Value” for further discussion relating to other comprehensive income.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statements of Operations
(expressed in U.S. dollars)
(Unaudited)
	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
INVESTMENT INCOME
Interest income	$144,710,677	$124,216,311
Other income	6,924,058	5,366,630
Dividend income	1,146,404	637,560
Total Investment Income	152,781,139	130,220,501
EXPENSES
Interest expense	20,729,027	13,159,231
Incentive fee	19,416,127	18,798,372
Management fee	15,370,356	12,529,193
Professional fees	1,848,202	1,537,355
Administration fees	1,276,259	1,050,927
Tax expense	1,172,634	309,860
Directors’ fees	298,125	298,125
Other expenses	1,409,140	1,104,702
Commission expense	—	1,723,850
Total Expenses	61,519,870	50,511,615
NET INVESTMENT INCOME	91,261,269	79,708,886
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(16,438,256)	(16,090,738)
Forward currency contracts	(7,298,648)	(381)
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	(1,420)	—
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(1)	(58,733,930)	(18,137,199)
Forward currency contracts	(5,225,697)	(203,512)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(14,452,662)	(5,767,420)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(102,150,613)	(40,199,250)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,889,344)	39,509,636
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
7.00% Series AA Convertible Perpetual Preferred Stock	(7,874,057)	(535,554)
6.75% Series D Perpetual Preferred Stock	(5,338,700)	(3,976,142)
7.00% Series AB Convertible Perpetual Preferred Stock	(384,004)	(3,704)
TOTAL DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY	(13,596,761)	(4,515,400)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$(24,486,105)	$34,994,236

Note:
The above Consolidated Statements of Operations represents the nine months ended September 30, 2025 and September 30, 2024 and has been provided as supplemental information to the consolidated financial statements.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statements of Operations
(expressed in U.S. dollars)
(Unaudited)
	For the three months ended September 30, 2025	For the six months ended June 30, 2025	For the nine months ended September 30, 2025
INVESTMENT INCOME
Interest income	$49,272,127	$95,438,550	$144,710,677
Other income	2,292,320	4,631,738	6,924,058
Dividend income	451,771	694,633	1,146,404
Total Investment Income	52,016,218	100,764,921	152,781,139
EXPENSES
Interest expense	6,909,746	13,819,281	20,729,027
Incentive fee	6,160,845	13,255,282	19,416,127
Management fee	5,365,932	10,004,424	15,370,356
Professional fees	478,786	1,369,416	1,848,202
Administration fees	456,646	819,613	1,276,259
Directors’ fees	99,375	198,750	298,125
Tax expense	1,122,609	50,025	1,172,634
Other expenses	543,214	865,926	1,409,140
Total Expenses	21,137,153	40,382,717	61,519,870
NET INVESTMENT INCOME	30,879,065	60,382,204	91,261,269
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(10,169,815)	(6,268,441)	(16,438,256)
Forward currency contracts	(861,909)	(6,436,739)	(7,298,648)
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	(1,420)	—	(1,420)
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(1)	1,674,463	(60,408,393)	(58,733,930)
Forward currency contracts	1,905,767	(7,131,464)	(5,225,697)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(1,669,808)	(12,782,854)	(14,452,662)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,122,722)	(93,027,891)	(102,150,613)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,756,343	(32,645,687)	(10,889,344)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY (NOTE 2)
6.75% Series D Perpetual Preferred Stock	(1,779,567)	(3,559,133)	(5,338,700)
7.00% Series AA Convertible Perpetual Preferred Stock	(4,266,414)	(3,607,643)	(7,874,057)
7.00% Series AB Convertible Perpetual Preferred Stock	(189,705)	(194,299)	(384,004)
TOTAL DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY	(6,235,686)	(7,361,075)	(13,596,761)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$15,520,657	$(40,006,762)	$(24,486,105)

Note:
The above Consolidated Statements of Operations represents the three months ended September 30, 2025, the six months ended June 30, 2052, and the nine months ended September 30, 2025 and has been provided as supplemental information to the consolidated financial statements.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statements of Changes in Net Assets
(expressed in U.S. dollars, except share amounts)
(Unaudited)
	For the nine months ended September 30, 2025	For the year ended December 31, 2024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$91,261,269	$106,425,784
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(16,438,256)	(30,173,036)
Forward currency contracts	(7,298,648)	336,488
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	(1,420)	—
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	(58,733,930)	(2,025,059)
Forward currency contracts	(5,225,697)	5,479,647
Net unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	(14,452,662)	5,447,384
Total net increase (decrease) in net assets resulting from operations	(10,889,344)	85,491,208
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OTHER COMPREHENSIVE INCOME (LOSS)
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option	6,790,731	(7,425,746)
COMMON STOCK DISTRIBUTIONS
Total earnings distributed	(132,500,673)	(174,564,856)
Common stock distributions from tax return of capital	(22,091,175)	(9,826,464)
Total common stock distributions	(154,591,848)	(184,391,320)
DISTRIBUTIONS AND AMORTIZATION ON TEMPORARY EQUITY
6.75% Series D Perpetual Preferred Stock	(5,338,700)	(3,762,891)
7.00% Series AA Convertible Perpetual Preferred Stock	(7,874,057)	(1,385,037)
7.00% Series AB Convertible Perpetual Preferred Stock	(384,004)	(33,582)
Total distributions and amortization on temporary equity	(13,596,761)	(5,181,510)
CAPITAL SHARE TRANSACTIONS
Issuance of shares of common stock pursuant to the Company’s “at the market” program, net of commissions and offering expenses	132,638,287	318,688,885
Issuance of shares of common stock pursuant to the Company’s dividend reinvestment plan	18,190,471	21,342,675
Issuance of shares of common stock from 7.00% Series AA Convertible Perpetual Preferred Stock Conversion	11,329	—
Issuance of shares of common stock from 7.00% Series AB Convertible Perpetual Preferred Stock Conversion	33,526	—
Total increase in net assets from capital share transactions	150,873,613	340,031,560
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,413,609)	228,524,192
NET ASSETS AT BEGINNING OF PERIOD	936,867,759	708,343,567
NET ASSETS AT END OF PERIOD	$915,454,150	$936,867,759
CAPITAL SHARE ACTIVITY
Shares of common stock issued pursuant to the Company’s “at the market” program	16,561,538	32,584,457
Shares of common stock issued pursuant to the Company’s dividend reinvestment plan	2,430,252	2,302,409
Shares of common stock issued from 7.00% Series AA Convertible Perpetual Preferred Stock Conversion	1,602	—
Shares of common stock issued from 7.00% Series AB Convertible Perpetual Preferred Stock Conversion	4,543	—
Total increase (decrease) in capital share activity	18,997,935	34,886,866
See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Statement of Cash Flows
For the nine months ended ended September 30, 2025
(expressed in U.S. dollars)
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(10,889,344)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(511,231,366)
Proceeds from sales of investments and repayments of principal⁽¹⁾	384,984,182
Proceeds from investments purchased under agreements to resell	3,789,735
Payment-in-kind interest	(287,458)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	16,516,095
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	1,420
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	58,590,333
Forward currency contracts	5,225,697
Net change in unrealized appreciation (depreciation) on liabilities at fair value under the fair value option	14,452,662
Amortization (accretion) included in interest expense	11,540
Amortization (accretion) of premiums or discounts on debt securities	(585,425)
Changes in assets and liabilities:
Interest receivable	(6,679,096)
Other expenses payable	(1,403,513)
Interest payable	(531,507)
Professional fees payable	(387,276)
Prepaid expenses	(129,263)
Administration fees payable	(126,333)
Tax expense payable	(5,012)
Due to affiliates	62,247
Directors’ fees payable	99,375
Management fee payable	322,870
Excise tax refund receivable	842,230
Deferred tax liability	1,097,596
Incentive fee payable	1,386,236
Net cash provided by (used in) operating activities	(44,873,375)
CASH FLOWS FROM FINANCING ACTIVITIES
Common stock distributions, net of reinvestment and change in common stock distribution payable	(136,355,279)
Issuance of shares of common stock pursuant to the Company’s “at the market” program, net of commissions and offering expenses	132,638,287
Issuance of 6.75% Series D Perpetual Preferred Stock pursuant to the Company’s “at the market” program	314,811
Issuance of 7.00% Series AA Convertible Perpetual Preferred Stock	68,822,848
7.00% Series AA Convertible Perpetual Preferred Stock issued pursuant to the Company’s dividend reinvestment plan	90,467
Issuance of shares of common stock from 7.00% Series AA Convertible Perpetual Preferred Stock Conversion	11,329
Issuance of shares of common stock from 7.00% Series AB Convertible Perpetual Preferred Stock Conversion	33,526
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	(30,088)
Issuance of 7.00% Series AB Convertible Perpetual Preferred Stock	4,503,240
6.75% Series D Perpetual Preferred Stock distributions	(5,338,700)
7.00% Series AA Convertible Perpetual Preferred Stock distributions	(4,143,000)
7.00% Series AB Convertible Perpetual Preferred Stock distributions	(288,667)
Net cash provided by (used in) financing activities	60,258,774
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,385,399
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	42,224,792
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	$57,610,191
Supplemental disclosures:
Cash paid for interest expense	$21,237,379
Cash paid for distributions on temporary equity	$9,782,380
Cash paid for franchise taxes	$80,050

(1)
Proceeds from sales or maturity of investments includes $102,284,527 of return of capital on CLO equity investments from recurring cash flows and distributions from called deals.

See accompanying notes to the consolidated financial statements

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
1.
ORGANIZATION

Eagle Point Credit Company Inc. (the “Company”) is an externally managed, non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has elected to be treated, and to qualify, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes.
The Company’s primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. The Company seeks to achieve these objectives by investing primarily in equity and junior debt tranches of collateralized loan obligations (“CLOs”) that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company may also invest in other related securities and instruments or other securities and instruments that Eagle Point Credit Management LLC (the “Adviser”) believes are consistent with the Company’s investment objectives, including senior debt tranches of CLOs, loan accumulation facilities (“LAFs”) and securities and instruments of corporate issuers. From time to time, in connection with the acquisition of CLO equity, the Company may receive fee rebates from the CLO issuer. The CLO securities in which the Company primarily invests are unrated or rated below investment grade and are considered speculative with respect to timely payment of interest and repayment of principal.
The Company was initially formed on March 24, 2014 and commenced operations on June 6, 2014. On October 7, 2014, the Company priced its initial public offering (the “IPO”) and on October 8, 2014, the Company’s shares began trading on the New York Stock Exchange (the “NYSE”) under the symbol “ECC”.
The Adviser serves as the investment adviser of the Company and manages the Company’s investments, subject to the supervision of the Company’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Eagle Point Administration LLC, an affiliate of the Adviser, serves as the administrator of the Company (the “Administrator”).
The Company has three wholly-owned subsidiaries: Eagle Point Credit Company Sub (Cayman) Ltd. (“Sub I”), a Cayman Islands exempted company, Eagle Point Credit Company Sub II (Cayman) Ltd (“Sub II”), a Cayman Islands exempted company, and Eagle Point Credit Company Sub II (US) LLC (“Sub II US”), a Delaware limited liability company. These subsidiaries have been organized to hold certain of the Fund’s investments for legal, regulatory and tax purposes. All intercompany accounts and transactions have been eliminated upon consolidation. As of September 30, 2025, Sub I, Sub II and Sub II US held 28%, 3% and 1% of the Company’s total assets, respectively.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Company is an investment company and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. Items included in the consolidated financial statements are measured and presented in U.S. dollars.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts included in the consolidated financial statements and accompanying notes as of the reporting date. The most significant estimate inherent in the preparation of the consolidated financial statements is the valuation of the Company’s investments. Actual results may differ from those estimates.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Operating Segments
The Company has a single reportable segment with investment objectives described in Note 1 “Organization”. The chief operating decision maker (“CODM”) of the Company is comprised of the Company’s Chief Executive Officer and Chief Financial Officer.
Key financial information used by the CODM to assess the Company’s performance and make operation decisions, including the Company’s portfolio composition, total return, changes in net assets and expense ratios, is consistent with the presentation within the Company’s consolidated financial statements. Segment assets are reflected as “Total Assets” on the accompanying Consolidated Statement of Assets and Liabilities and significant segment expenses are listed on the Consolidated Statement of Operations.
Securities Transactions
The Company records the purchase and sale of securities on the trade date. Realized gains and losses on investments sold are recorded based on the specific identification method.
In certain circumstances where the Adviser determines it is unlikely to fully amortize a CLO equity or CLO debt investment’s remaining amortized cost, such remaining cost is written-down to current fair value and recognized as a realized loss in the Consolidated Statement of Operations.
Foreign Currency Transaction
The Company does not isolate the portion of its results of operations attributable to changes in foreign exchange rates from those arising due to fluctuations in market prices of investments denominated in foreign currencies. These combined effects are included with the net change in unrealized appreciation (depreciation) on investments, foreign currency, cash and cash equivalents.
Reported net realized foreign exchange gains or losses may arise from sales of foreign currency, currency gains or losses occurring between trade and settlement dates on investment transactions and differences between the recorded amounts of dividends and interest income and the U.S. dollar equivalent of the amounts actually received.
Cash, Cash Equivalents and Restricted Cash
The Company defines cash and cash equivalents as cash and short-term, highly liquid investments with original maturities of three months or less from the date of purchase. The Company maintains its cash in bank accounts, which, at times, may exceed federal insured limits. The Adviser monitors the performance of the financial institutions where the accounts are held to manage associated risk.
Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held for meeting short-term liquidity requirements, rather than for investment purposes. Cash equivalents are classified as Level I in the fair value hierarchy. As of September 30, 2025, the Company held no cash equivalents.
Restricted cash represents amounts subject to legal or contractual restrictions imposed by third parties, including limitations on withdrawal or use. These restrictions may require the funds to be used for a specified purpose or limit the purpose for which the funds can be used. The Company considers cash collateral posted with counterparties in connection with foreign currency contracts to be restricted cash. As of September 30, 2025, the Company held $5.6 million in restricted cash associated with forward currency contracts.
Forward Currency Contracts
The Company may enter into forward currency contracts to manage the Company’s exposure to foreign currencies in which some of the Company’s investments are denominated. A forward currency contract is an agreement

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
between the Company and a counterparty to buy and sell a currency at an agreed-upon exchange rate and on an agreed-upon future date.
Forward currency contracts are recorded at fair value, with the change in fair value recognized as unrealized appreciation (depreciation) on forward currency contracts on the Consolidated Statement of Assets and Liabilities. Realized gains or losses from the settlement of forward currency contracts are reported on the Consolidated Statement of Operations.
Cash amounts pledged as collateral in connection with forward currency contracts is considered restricted.
Investments Purchased Under Agreements to Resell
The Company records investments purchased under agreements to resell at their contracted resell amounts, which approximates fair value. Interest on these agreements is accrued and reported as interest receivable on the Consolidated Statement of Assets and Liabilities, and as interest income in the Consolidated Statement of Operations. Investments purchased under agreements to resell are generally categorized as Level II within the fair value hierarchy.
Temporary Equity
The Company’s “Perpetual Preferred Stock” (listed below) is accounted for in the Company’s Consolidated Statement of Assets and Liabilities as temporary equity in accordance with FASB ASC Topic 480-10-S99, Distinguishing Liabilities from Equity (“ASC 480”), which requires preferred stock that is contingently redeemable upon an occurrence of an event outside the Company’s control to be classified as temporary equity. The following are current Perpetual Preferred Stock issuances of the Company:
▪
6.75% Series D Perpetual Preferred Stock (the “Series D Perpetual Preferred Stock”)

▪
7.00% Series AA Convertible Perpetual Preferred Stock (“Series AA Convertible Perpetual Preferred Stock”)

▪
7.00% Series AB Convertible Perpetual Preferred Stock (“Series AB Convertible Perpetual Preferred Stock” and collectively with the Series AA Convertible Perpetual Preferred Stock, the “Convertible Perpetual Preferred Stock)

The Perpetual Preferred Stock is recorded net of deferred issuance cost, which consists of fees and expenses incurred in connection with the issuance of the Perpetual Preferred Stock, and net of issuance premiums or discounts, if any. Deferred issuance cost is amortized into expense when it is probable the Perpetual Preferred Stock becomes redeemable in the future.
Deferred issuance costs on the Convertible Perpetual Preferred Stock are amortized using the effective interest method due to the probable likelihood of holder optional or death related redemptions occurring. The Convertible Perpetual Preferred Stock is recorded net of unamortized deferred issuance costs.
The Company is compliant with all contingent redemption provisions of the Series D Perpetual Preferred Stock as of September 30, 2025, therefore, no deferred issuance costs have been amortized.
Distributions paid and amortization of deferred issuance costs on the preferred stock treated as temporary equity are included in the Consolidated Statement of Operations as a component of net increase (decrease) in net assets resulting from operations attributable to common stockholders.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
The following table presents the distributions and amortization of deferred issuance cost related to the Perpetual Preferred Stock for the nine months ended September 30, 2025:
Amounts in millions
	Series D Perpetual Preferred Stock	Series AA Convertible Perpetual Preferred Stock	Series AB Convertible Perpetual Preferred Stock	Total
Distributions (Including Accrued Distributions)	$5.3	4.2	$0.3	$9.8
Amortization of Deferred Issuance Costs	—	3.7	0.1	3.8
Total Distributions (Including Accrued Distributions) and Amortization of Deferred Issuance Costs	$5.3	$7.9	$0.4	$13.6
See Note 7 “Preferred Stock” for further discussion relating to the Perpetual Preferred Stock issuances.
Other Financial Assets and Financial Liabilities at Fair Value
The Fair Value Option (“FVO”) under FASB ASC Subtopic 825-10, Fair Value Option (“ASC 825”), allows companies to make an irrevocable election to measure certain financial assets and liabilities at fair value on the initial and subsequent accounting reporting dates. This election is made on an instrument-by-instrument basis and must be applied to an entire instrument. Assets and liabilities measured at fair value are reported separately from those instruments measured using another accounting method. Additionally, changes in fair value attributable to instrument-specific credit risk on financial liabilities for which the FVO is elected are presented separately in other comprehensive income.
Upfront offering costs related to instruments for which the FVO is elected, including costs associated with issuances under the Company’s at-the-market (“ATM”) program, are recognized in earnings as incurred and are not deferred.
The Company has elected to apply the FVO under ASC 825 to the following instruments:
▪
6.6875% Unsecured Notes due 2028 (the “Series 2028 Notes”)

▪
5.375% Unsecured Notes due 2029 (the “Series 2029 Notes”)

▪
7.75% Unsecured Notes due 2030 (the “Series 2030 Notes”)

▪
6.75% Unsecured Notes due 2031 (the “Series 2031 Notes” and collectively with the Series 2028 Notes, Series 2029 Notes and Series 2030 Notes, the “Unsecured Notes”)

▪
6.50% Series C Term Preferred Stock due 2031 (the “Series C Term Preferred Stock”)

▪
8.00% Series F Term Preferred Stock due 2029 (the “Series F Term Preferred Stock” and collectively with the Series C Term Preferred Stock, the “Term Preferred Stock”)

The primary reason for electing the FVO is to reflect economic events in the same period in which they occur and to simplify financial reporting and presentation.
Repurchase of Debt Securities
The Company records any gains resulting from the repurchase of the Company’s debt at a discount through open market transactions or redemptions and subsequent retirement as a realized gain or loss in the Consolidated Statement of Operations.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Revenue Recognition
Interest Income from Investments
Interest income from debt securities is recorded using the accrual basis of accounting to the extent such amounts are expected to be collected.
Premiums and discounts on debt securities are amortized or accreted, respectively, using the effective interest method and are included in interest income. The Company applies the provisions of Accounting Standards Update No. 2017-08 Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) in calculating amortization of premium for applicable investments.
In certain circumstances, all or a portion of interest income from a given investment may be paid in the form of additional investment principal, often referred to as payment-in-kind (“PIK”) interest. PIK interest is included in interest income and interest receivable through the PIK capitalization date. On the capitalization date, the PIK component of interest receivable is capitalized as additional principal of the investment, which is subject to fair value determination, and the PIK interest rate is applied to the entire principal balance of the applicable investment. To the extent the Company does not believe it will ultimately be able to collect capitalized PIK interest, the investment will be placed on non-accrual status, and previously recorded capitalized PIK interest will be reversed.
Investment income from investments in the equity tranche securities of CLO, fee rebates, Collateralized Fund Obligations (“CFO”), rated feeder funds, and certain other investments is recognized using the effective interest method, in accordance with ASC Topic 325-40, Beneficial Interests in Securitized Financial Assets. Under the effective interest method, income is recognized based on an effective yield derived from cash flows projected to the expected call date, and any difference between cash distributed and income amount calculated pursuant to the effective interest method is recorded as an adjustment to the cost basis of the investment. It is the Adviser’s policy to update the effective yield for each CLO equity and fee rebate position held within the Company’s portfolio at the initiation of each investment and each subsequent quarter thereafter. For CFO equity, rated feeder fund equity and certain other investments, the effective yield is reviewed at each measurement date and updated periodically based on the facts and circumstances known to the Adviser.
The Company recognizes the interest income from LAFs in accordance with the guidance noted in ASC Topic 325-40-35-1, Beneficial Interest in Securitized Financial Assets, which states that the holder of a beneficial interest in securitized financial assets shall determine interest income over the life of the beneficial interest in accordance with the effective yield method, provided such amounts are expected to be collected. FASB ASC 325-40-20 further defines “beneficial interests,” among other things, as “rights to receive all or portions of specified cash inflows received by a trust or other entity.” FASB ASC 325-40-15-7 also states that for income recognition purposes, beneficial interests in securitized financial assets (such as those in LAFs) are within the scope of ASC 325-40 because it is customary for certain industries, such as investment companies, to report interest income as a separate item in their income statements even though the investments are accounted for at fair value.
For the nine months ended September 30, 2025, the Company recorded $4.8 million in interest income from LAFs.
Other Income
Other income includes the Company’s share of income under the terms of fee rebate agreements and commitment fee income relating to securities paying a commitment fee on unfunded commitments.
Dividend Income
Dividend income represents dividend income from the Company’s investments in common stock and is recorded on the ex-dividend date.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Expenses, Offering Cost and Deferred Financing and Issuance Costs
Expense Recognition
Expenses are recorded on the accrual basis of accounting.
Offering Expenses
Offering expenses associated with the issuance of shares of the Company’s common stock, inclusive of expenses incurred associated with offerings under the ATM program, are charged to paid-in-capital at the time the shares are sold in accordance with guidance noted in FASB ASC Topic 946-20-25-5, Investment Companies — Investment Company Activities — Recognition.
Interest Expense
Interest expense includes the distributions paid on the Company’s Term Preferred Stock and interest paid on the Company’s Unsecured Notes. Interest expense also includes the amortization of issuance premiums and discounts associated with the issuance of the Term Preferred Stock.
The following table summarizes the components of interest expense for the nine months ended September 30, 2025:
Amounts in millions
	Series C Term Preferred Stock	Series F Term Preferred Stock	Series 2028 Notes	Series 2029 Notes	Series 2030 Notes	Series 2031 Notes	Total
Interest Expense	$2.6	$3.7	$1.6	$3.8	$6.7	$2.3	$20.7
Amortization of Issuance (Premium) Discount	—	0.00	—	—	—	—	0.0
Total Interest Expense	$2.6	$3.7	$1.6	$3.8	$6.7	$2.3	$20.7
See Note 7 “Preferred Stock” and Note 8 “Unsecured Notes” for further discussion relating to the Term Preferred Stock and Unsecured Notes, respectively.
Issuance Premiums/Discounts
Issuance premiums and discounts on liabilities consist of premiums received or discounts provided in connection with the issuance of the Term Preferred Stock as part of the Company’s ATM program. In accordance with FASB ASC Topic 835-30-35-2, the issuance premiums and discounts are capitalized at the time of issuance and amortized using the effective interest method over the term of the Term Preferred Stock. Amortization of issuance premiums or discounts are reflected in interest expense in the Consolidated Statement of Operations.
Prepaid Expenses
Prepaid expenses generally consist of insurance premiums, filing fees, shelf registration expenses and ATM program expenses. Prepaid shelf registration expenses and ATM program expenses represent fees and expenses incurred in connection with the initial registration of the Company’s current shelf registration and ATM program. Such costs are allocated pro-rata based on the amount issued relative to the total respective offering amount to paid-in-capital or expense depending on the security being issued pursuant to the shelf registration and ATM program. Subsequent costs incurred to maintain the Company’s ATM program are expensed as incurred. Any unallocated prepaid expense balance associated with the shelf registration and the ATM program is accelerated into expense at the earlier of the end of the program period or at the effective date of a new shelf registration or ATM program.
Federal and Other Taxes
The Company intends to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
for RIC tax treatment, among other requirements, the Company is required to distribute at least 90% of its investment company taxable income, as defined by the Code. The Company has adopted November 30th as its fiscal tax year end.
Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term capital gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnerships and passive foreign investment company investments.
As of September 30, 2025, the federal income tax cost and net unrealized depreciation on securities were as follows:
Cost for federal income tax purposes	$1,704,108,105
Gross unrealized appreciation	$48,524,146
Gross unrealized depreciation	(318,546,453)
Net unrealized depreciation	$(270,022,307)
For the nine months ended September 30, 2025, the Company incurred $75,038 in Delaware franchise tax expense related to the 2025 tax year.
The Company’s wholly-owned subsidiary, Sub II US, has elected to be treated as a corporation for U.S. tax purposes. As such, the subsidiary may be subject to federal, state and local tax in jurisdictions where it operates or is deemed to operate. Sub II US has recorded a deferred tax liability of $1,550,910 as of September 30, 2025, of which $1,097,596 represents tax expense incurred for the nine months ended September 30, 2025.
Distributions to Shareholders
The composition of distributions paid to common stockholders from net investment income and capital gains is determined in accordance with U.S. federal income tax regulations, which differ from U.S. GAAP. Distributions to common stockholders can be comprised of net investment income, net realized capital gains and return of capital for U.S. federal income tax purposes and are intended to be paid monthly.
Distributions payable to common stockholders are recorded as a liability on ex-dividend date. Shareholders who participate in the Company’s distribution reinvestment plan (the “DRIP”) will have their distributions automatically reinvested in shares of the Company as of the payment date pursuant to the DRIP. Shareholders who do not participate in the DRIP generally will receive distributions in cash.
In addition to the regular monthly distributions, and subject to available taxable earnings of the Company, the Company may make periodic special and/or supplemental distributions representing the excess of the Company’s taxable income over the Company’s aggregate monthly distributions paid during the year.
The characterization of distributions paid to common stockholders, as set forth in the Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights, reflect estimates made by the Company for U.S. federal income tax purposes. These estimates are subject to change once the final determination of the source of all distributions has been made and the final tax return has been filed by the Company.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
The following table summarizes the distributions declared and paid by the Company for the nine months ended September 30, 2025 on common stock and preferred stock with record dates during 2025:
	Distribution per Share	Distribution Amount
Common Stock	$1.26	$154,591,848
Series C Term Preferred Stock	1.22	2,647,805
Series D Perpetual Preferred Stock	1.27	5,338,700
Series F Term Preferred Stock	1.50	3,729,373
Series AA Convertible Perpetual Preferred Stock	1.31	4,152,510
Series AB Convertible Perpetual Preferred Stock	1.31	291,170

3.
VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with U.S. GAAP and determines fair values in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the consolidated financial statements at fair value, which represents the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price).
Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board has designated the Adviser as “valuation designee” responsible for performing fair value determinations, subject to Board oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a-5, the Adviser determines the fair value of the Company’s investments in accordance with its written valuation policy, which has been approved by the Board.
Fair value determinations require the application of judgment to the specific facts and circumstances of each investment. While the Company applies a consistent valuation process across similar investment types, there is no single method for determining fair value in good faith. Due to the uncertainty in estimating fair value, the values assigned to investments may differ materially from values that would have been used had an active market for the investments existed.
The Adviser determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:
▪
Level I — Unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access as of the reporting date.

▪
Level II — Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

▪
Level III — Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

In certain cases where inputs used to measure fair value fall into multiple levels of the fair value hierarchy, the classification is based on the lowest level input that is significant to the overall fair value measurement. The

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.
Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available quoted prices in active market generally require a lesser degree of judgment and have a higher degree of market price observability. Conversely, investments lacking observable market data are valued using Level III inputs, which incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability), as outlined in the Adviser’s valuation policy.
In accordance with ASC Topic 820, the Company may use net asset value (“NAV”) as a practical expedient to estimate the fair value of certain investments that do not have a readily determinable fair value, such as the Company’s investment in Joint Ventures (“JV”). When NAV is used as a practical expedient, those investments are not categorized within the fair value hierarchy.
An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date.
Fair Value Measurement
The following tables summarize the valuation of the Company’s investments measured and reported at fair value under the fair value hierarchy levels as of September 30, 2025:
	Level I	Level II	Level III	Investments measured at NAV	Total
Assets at Fair Value
Investments at Fair Value
CLO Debt	$—	$35.1	$—	$—	$35.1
CLO Equity	—	—	1,130.7	—	1,130.7
Loan Accumulation Facilities	—	—	42.0	—	42.0
Asset Backed Securities	—	67.4	9.5	—	76.9
CFO Equity	—	—	49.5	—	49.5
Common Stock	3.2	—	0.6	3.1	6.9
Equipment Financing	—	—	3.2	—	3.2
Loans and Notes	0.4	—	32.3	6.9	39.6
Preferred Stock	—	—	0.3	—	0.3
Rated Feeder Fund Equity	—	—	1.3	—	1.3
Regulatory Capital Relief Securities	—	—	48.6	—	48.6
Total Investments at Fair Value(1)	$3.6	$102.6	$1,317.8	$10.0	$1,434.1
Other Financial Instruments at Fair Value(2)
Forward Currency Contracts
Unrealized appreciation on forward currency contracts	$—	$0.1	$—	$—	$—
Unrealized depreciation on forward currency contracts	—	(1.2)	—	—	(1.2)
Total Forward Currency Contracts(1)	$—	$(1.1)	$—	$—	$(1.2)

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
	Level I	Level II	Level III	Investments measured at NAV	Total
Liabilities at Fair Value
Term Preferred Stock and Unsecured Notes at Fair Value
Series 2028 Notes	$31.9	$—	$—	$—	$31.9
Series 2029 Notes	87.6	—	—	—	87.6
Series 2030 Notes	115.2	—	—	—	115.2
Series 2031 Notes	42.7	—	—	—	42.7
Series C Term Preferred Stock	57.5	—	—	—	57.5
Series F Term Preferred Stock	62.8	—	—	—	62.8
Total Term Preferred Stock and Unsecured Notes at Fair Value(1)	$397.7	$—	$—	$—	$397.7

(1)
Amounts may not foot due to rounding.

(2)
Other financial instruments at fair value are representative of derivative contracts, such as forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant Unobservable Inputs
The following table summarizes the valuation techniques, quantitative inputs and assumptions used for investments categorized within Level III of the fair value hierarchy as of September 30, 2025:
	Quantitative Information about Level III Fair Value Measurements
Assets	Fair Value (in millions)	Valuation Techniques/ Methodologies	Unobservable Inputs	Range / Weighted Average(1)
CLO Equity	$1,130.7	Independent Pricing Service(2)
Asset Backed Securities	9.5	Discounted Cash Flow	Discount Rate	12.07% - 13.12% / 12.22%
CFO Equity	49.5	Discounted Cash Flow	Discount Rate	20.00% - 39.00% / 32.86%
Equipment Financing	3.2	Discounted Cash Flow	Discount Rate	14.30% - 14.30% / 14.30%
Loans and Notes	31.2	Discounted Cash Flow	Discount Rate	9.60% - 15.08% / 12.64%
Preferred Stock	0.3	Discounted Cash Flow	Discount Rate(3)	12.00%
Regulatory Capital Relief Securities	48.6	Discounted Cash Flow	Discount Rate	8.10% - 15.96% / 11.46%
			Constant Prepayment Rate	0.00% - 25.00% / 10.26%
			Constant Default Rate	0.00% - 1.55% / 0.80%
			Loss Severity	0.00% - 60.00% / 43.28%
Total Fair Value of Level III Investments(4)	$1,273.0

(1)
Weighted average calculations are based on the fair value of investments.

(2)
The Company uses an independent pricing service to value CLO Equity investments. The pricing service applies a methodology incorporating market data, including trustee reporting, executable bids, broker quotes from dealers with two-sided markets and transaction activity from comparable securities to those being valued.

(3)
Range not shown as only one position is included in category.

(4)
Amounts may not foot due to rounding.

Unobservable inputs and assumptions are reviewed at each measurement date and updated as necessary to reflect current market conditions. The table presented is not intended to be all-inclusive, but rather provides information on significant Level III inputs relevant to the Company’s fair value measurements as of the reporting date. In addition to the techniques and inputs outlined in the preceding table, the Adviser may use other valuation techniques and methodologies when determining the fair value of the Company’s investments, as permitted under the Adviser’s valuation policy approved by the Board.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Changes in the unobservable inputs and assumptions can have an impact on the fair valuer measurement, specifically:
▪
Increases (decreases) in the default rate and discount rate, in isolation, would generally result in a lower (higher) fair value measurement.

▪
Changes in the prepayment rate may result in a higher or lower fair value, depending on the circumstances.

▪
Generally, a change in the default rate assumption may be accompanied by a directionally opposite change in the assumption used for the prepayment and recovery.

Certain of the Company’s Level III investments have been valued using unadjusted inputs that have not been internally developed by the Adviser, including third-party transactions, recent market transactions and data reported by trustees. As a result, investments with a fair value of $44.8 million have been excluded from the preceding table.
Change in Investments Classified as Level III
The following table includes additional information pertaining to financial instruments classified within Level III for the year ended September 30, 2025:
Change in Investments Classified as Level III (in millions)
	CLO Equity	Loan Accumulation Facilities	Asset Backed Securities	CFO Equity	Common Stock
Balance as of January 1, 2025	$1,112.9	$31.0	$59.5	$18.8	$0.0
Purchases of investments	264.1(1)	93.5	7.9	38.2	—
Proceeds from sales or maturity of investments	(171.9)(2)	(82.9)(1)	(28.0)	—	—
Payment-in-kind interest	—	—	—	—	—
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	(74.4)	0.4	2.1	(6.2)	0.6
Transfers into Level III	—	—	—	—	—
Transfers out of Level III	—	—	(32.0)	—	—
Balance as of September 30, 2025(3)(4)	$1,130.7	$42.0	$9.5	$50.8	$0.6
Change in unrealized appreciation (depreciation) on investments still held as September 30, 2025	$(59.5)	$0.2	$0.1	$(6.2)	$0.6
	Equipment Financing	Loans and Notes	Preferred Stock	Rated Feeder Fund Equity	Regulatory Capital Relief Securities	Total
Balance as of January 1, 2025	$6.8	$13.0	$0.3	$—	$44.3	$1,286.6
Purchases of investments	—	19.6	—	1.3	18.1	441.4
Proceeds from sales or maturity of investments	(3.6)	(1.4)	—	—	(15.9)	(303.7)
Payment-in-kind interest	—	0.3	—	—	—	0.3
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	—	0.8	—	—	2.1	(74.5)
Transfers into Level III	—	—	—	—	—	—
Transfers out of Level III	—	—	—	—	—	(32.0)
Balance as of September 30, 2025(3)(4)	$3.2	$32.3	$0.3	$1.3	$48.6	$1,317.8
Change in unrealized appreciation (depreciation) on investments still held as September 30, 2025	$(0.0)	$0.7	$—	$(0.0)	$2.1	$(61.8)

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
(1)
Includes $70.9 million of proceeds from sales of investments in loan accumulation facilities transferred to purchases of investments in CLO equity.

(2)
Includes $102.3 million of return of capital on CLO equity investments from recurring cash flows and distributions from called deals.

(3)
Amounts may not foot due to rounding.

Net realized gains or losses recorded for Level III investments are reported in the net realized gain (loss) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations. Net changes in unrealized appreciation or depreciation are reported in the net change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations.
Fair Value — Valuation Techniques and Inputs
The Adviser has established valuation processes and procedures to ensure the valuation techniques are fair and consistent, and valuation inputs are supportable. Oversight of the valuation process is conducted by the Adviser’s Valuation Committee, comprised of senior personnel of the Adviser, the majority of which are not members of the Company’s portfolio management function. The Valuation Committee is responsible for overseeing the implementation of the Adviser’s written valuation policies, which have been approved by the Board, and evaluating the overall fairness and consistency of the valuation process. The Valuation Committee reviews and approves the fair value determinations of the Company’s portfolio investments on a monthly basis.
Valuation of CLO Equity
The Company’s investments in CLO equity have been valued using an independent pricing service, in accordance with the Adviser’s valuation policy approved by the Board. The independent pricing service applies a methodology incorporating market data, including reporting from trustees, executable bids, broker quotes from dealers with two-sided markets and transaction activity from comparable securities to those being valued.
To monitor the accuracy of the marks provided by the pricing service, the Adviser utilizes a third-party financial tool that projects future cash flows of CLO equity tranches based on detailed CLO-specific data, such as asset and liability information sourced from trustee reports, and market assumptions. Key inputs include, but are not limited to, assumptions for loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates. These assumptions are determined by considering both observable and third-party market data, prevailing general market assumptions and conventions, and the Adviser’s own analysis.
Additionally, the Adviser considers a valuation range provided by a third-party independent valuation firm in determining the fair value of CLO equity investments. The valuation firm’s advice is only one factor considered in the valuation of such investments, and the Adviser does not solely rely on such advice in accordance with Rule 2a-5.
While an active market may exist for CLO equity securities, it may not be active or observable for the specific investments held by the Company as of the reporting date, as such the Adviser categorizes CLO equity as level III within the fair value hierarchy.
Valuation of CLO Debt
The Company’s investments in CLO debt have been valued using an independent pricing service. The valuation methodology of the independent pricing service includes incorporating data comprised of observable market transactions, executable bids, broker quotes from dealers with two sided markets, as well as transaction activity from comparable securities to those being valued. As the independent pricing service contemplates real time market data and no unobservable inputs or significant judgment has been used by the Adviser in the valuation of the Company’s investment in CLO debt, such investments are considered Level II assets.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Valuation of Loan Accumulation Facilities
The Company’s investments in Loan Accumulation Facilities (“LAFs”) are valued in accordance with ASC 820, using the income approach, which reflects current market expectations of future cash flows (i.e., exit price).
LAFs are typically short to medium-term in nature and formed to acquire loans on an interim basis that are expected to form part of a specific CLO transaction. When the LAF governing documents require loans to be transferred to the CLO at original cost plus accrued interest, the Adviser determines the fair value based on the cost of the Company’s investment (i.e., the principal amount invested) and the Company’s attributable share of net investment income and any realized gains or losses reported by the trustee during the applicable reporting period.
If the loans are expected to be transferred to the CLO at market value due to provisions in the LAF governing documents or because the Adviser determines a CLO transaction is no longer anticipated, the Adviser will continue to fair value the LAF consistent using the income approach, but will modify the fair value measurement to reflect the change in exit strategy of the LAF to incorporate market expectations of the receipt of future amounts (i.e., exit price). In such cases, the fair value of the LAF will include the cost of the Company’s investment (i.e., the principal amount invested), the Company’s attributable share of unrealized gains or losses on the LAF’s underlying loan assets, net investment income and any realized gains or losses reported by the trustee during the applicable reporting period.
Due to the absence of an active market and the use of unobservable inputs, the Adviser categorizes LAFs as Level III investments within the fair value hierarchy.
Valuation of ABS, CFO Equity, Common Stock, Loans and Notes, Equipment Financing, Preferred Stock, Rated Feeder Fund Equity and Regulatory Capital Relief Securities
The Adviser generally engages a nationally recognized independent valuation agent to determine fair value for the Company’s investments in ABS, CFO equity, common stock, loans and notes, equipment financing, preferred stock, rated feeder fund equity, and regulatory capital relief securities. The independent valuation agent typically performs a discounted cash flow analysis or other valuation technique appropriate for the facts and circumstances, to determine the fair value of such investments, ultimately providing a high and low valuation for each investment. The final valuation recorded by the Company falls within this range.
Due to the lack of observable inputs, the Adviser categorizes these investments as Level III investments within the fair value hierarchy.
Where available, the Adviser may also utilize the mid-point of an indicative broker quotation or independent pricing service quotation to value such investments as of the reporting date. Depending on the availability of an active market as of the reporting date, these investments may be classified as Level II or Level III within the fair value hierarchy.
Valuation of Exchange-Traded Investments
The Adviser values common stock investments that are traded on a national securities exchange at their last reported closing price from the applicable exchange as of the measurement date. Due to their observability and active market, the Adviser categorizes such investments as Level I within the fair value hierarchy.
Valuation of Joint Venture Investments
JV investments consist of common stock and senior unsecured notes issued by a JV entity. The Company values such investments using NAV as a practical expedient, unless it is probable that the Company will sell a portion of the investment at an amount different from NAV.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Valuation of Unsecured Notes and Term Preferred Stock
The Unsecured Notes and Term Preferred Stock are classified as Level I within the fair value hierarchy and are valued at their official closing price, as reported by the NYSE.
Change in Valuation Techniques
During the nine months ended September 30, 2025, the Adviser changed the valuation technique used to value the Company’s investments in CLO equity. Historically, CLO equity investments were valued utilizing a third-party financial tool that projected future cash flows of CLO equity tranches, with the resulting valuations compared to ranges provided by an independent valuation agent. During the nine months ended September 30, 2025, the Company transitioned to using an independent pricing service as the primary source of valuation marks for CLO equity. The pricing service incorporates observable market data, including trustee reporting, executable bids, broker quotes from dealers with two-sided markets, and transaction activity in comparable securities. This change was made to enhance consistency with market-based inputs and improve the timeliness of valuations.
The Adviser continues to monitor the accuracy of pricing service marks through internal reviews and supplemental valuation tools, and retains responsibility for final fair value determinations in accordance with the Company’s valuation policy and Rule 2a-5 under the 1940 Act.
Investment Risk Factors
The following list is not intended to be a comprehensive list of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.
Risks of Investing in CLOs and Other Structured Debt Securities
CLOs and similar structured finance securities in which the Company invests are backed by a pool of credit-related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as investor in the equity tranche. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity. In addition, there is a risk that majority lenders to an underlying loan or other debt instrument held by a CLO or structured finance security could amend or otherwise modify the loan or debt instrument to the detriment of the CLO or structured finance security (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s or structured finance security’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s or structured finance security’s investment and, ultimately, the Company. In addition, CLOs and structured finance securities present risks related to the capability of the servicer of the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee or other servicer does not properly carry out its duties to the CLO or structured finance security, potentially resulting in loss. CLOs and certain structured finance securities are also inherently leveraged vehicles and therefore subject to leverage risk.
The Company may also invest in structured securities that are collateralized by other types of assets. For example, the Company may invest in collateralized fund obligations (“CFOs”) or rated feeders, which typically consist of tranches of notes and/or equity issued by a special purpose vehicle that holds limited partnership interests in one or more private funds. Investments in CFOs and rated feeders are generally subject to the risks applicable to the

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
underlying fund collateral, including uncertainty as to the amount and timing of underlying fund distributions, transfer restrictions and general illiquidity of underlying fund investments, dependence of the performance of the underlying funds’ general partner and key personnel, leverage risks, and general market and economic factors.
Subordinated Securities Risk
CLO equity and junior debt securities that the Company may acquire are subordinate to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the debt and equity of a CLO at inception exceeds the CLO’s total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which the Company is invested.
High Yield Investment Risk
The CLO equity and junior debt securities that the Company acquires are typically rated below investment grade or, in the case of CLO equity securities, unrated and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance.
Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which the Company invests are subject to a high degree of risk of loss.
Credit Risk
If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Key Personnel Risk
The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.
Conflicts of Interest Risk
The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Adviser’s Senior Investment Team is engaged in other business activities which divert their time and attention. As a result of these separate business activities, the

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.
Prepayment Risk
The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, the CLO securities and related investments in which the Company invests are subject to prepayment risk. If the Company or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted.
Liquidity Risk
Generally, there is no public market for the CLO investments in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.
Incentive Fee Risk
The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.
Fair Valuation of the Company’s Portfolio Investments
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.
Limited Investment Opportunities Risk
The market for CLO securities is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of the market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
Non-Diversification Risk
The Company is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
Market Risk
Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.
Loan Accumulation Facilities Risk
The Company may invest in loan accumulation facilities (“LAFs”), which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.
Synthetic Investments Risk
The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
Currency Risk
Although the Company primarily makes investments denominated in U.S. dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Company may or may not hedge currency risk.
Hedging Risk
Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.
Reinvestment Risk
CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
Interest Rate Risk
Fluctuations in interest rates, whether driven by governmental policy, inflation expectations, or other market factors, could adversely affect the Company’s results, including both the level of cash flows the Company generates and the market value of its portfolio investments.
Income from the Company’s investments in floating-rate instruments (including CLO debt securities) will generally rise or fall with changes in the Secured Overnight Financing Rate (“SOFR”) or another applicable benchmark rate.
In a sustained period of elevated interest rates and/or an economic downturn, loan default rates could rise, leading to higher credit losses that may reduce the Company’s cash flow, the fair value of its assets, and its operating results. Conversely, a significant decline in interest rates could decrease portfolio income over time as loans reprice at lower coupons.
An increase in interest rates may also negatively affect the value of the Company’s fixed-rate investments, such as high-yield bonds, and could increase the Company’s own financing costs to the extent it issues floating rate debt or refinances fixed-rate debt or preferred equity at higher rates in the future, thereby reducing net investment income.
Refinancing Risk
If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.
Tax Risk
If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.
Derivatives Risk
Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.
Counterparty Risk
The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Price Risk
Investors who buy shares at different times will likely pay different prices.
Non-U.S. Investing Risk
Investing in foreign entities or issuers with underlying non-U.S. assets may expose us to additional risks not typically associated with investing in U.S. entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the issuers in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
Global Risk
Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the enactment of trade tariffs, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.
Banking Risk
The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such obligor may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).
4.
DERIVATIVE CONTRACTS

The Company enters into forward currency contracts to manage its exposure to the foreign currencies in which certain investments are denominated. Risks associated with forward currency contracts include the potential inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates.
Volume of Derivative Activities
The Company considers the notional amounts, categorized by primary underlying risk, to be representative of the volume of its derivative activity during the nine months ended as of September 30, 2025:
	Notional amounts
Primary Underlying Risk	Long Exposure	Short exposure
Foreign Exchange Risk
Forward Currency Contracts	$110,579,969	$6,115,074

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Effect of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations
The following table presents the fair value amounts of derivative contracts included in the Consolidated Statement of Assets and Liabilities, categorized by type of contract, as of September 30, 2025. Balances are presented on a gross basis, prior to the application of counterparty and collateral netting. Additionally, the table identifies the realized and unrealized gain and loss amounts included in the Consolidated Statement of Operations, categorized by type of contract, for the nine months ended September 30, 2025:
Type of Contracts	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Contracts	$74,280	$(1,194,226)	$(7,298,648)	$(5,225,697)
Offsetting of Assets and Liabilities
The Company is subject to master netting agreements with one counterparty. These agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at prearranged exposure levels.
The following table presents potential effects of netting arrangements for derivative contracts, by counterparty, as reported in the Consolidated Statement of Assets and Liabilities as of September 30, 2025:
Type of Contracts	Presented on the Consolidated Statement of Assets and Liabilities		Collateral (Received) Pledged	Net Amount
	Derivative Assets	Derivative Liabilities
Counterparty 1	$74,280	$(1,194,226)	$5,560,000	$4,440,054

5.
RELATED PARTY TRANSACTIONS

Investment Advisory Agreement
On June 6, 2014, the Company entered into an investment advisory agreement with the Adviser, which was amended and restated on May 16, 2017 (the “Advisory Agreement”). Pursuant to the terms of the Advisory Agreement, the Company pays the Adviser a management fee and an incentive fee for its services.
Management fee
The management fee is calculated at an annual rate equal to 1.75% of the Company’s “total equity base” and payable quarterly in arrears. “Total equity base” is defined as the net asset value attributable to the common stock and the paid-in, or stated, capital of the preferred stock. For the nine months ended September 30, 2015, the Company incurred a management fee of $15.4 million, with a payable balance of $5.4 million as of September 30, 2025.
Incentive fee
The incentive fee is calculated and payable quarterly, in arrears, based on the Company’s pre-incentive fee net investment income (“PNII”) for the immediately preceding calendar quarter, and is subject to a hurdle rate, expressed as a rate of return on the value of the Company’s net assets, equal to 2.00% per quarter (8.00% annualized), and a “catch-up” feature. For this purpose, PNII means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees the Company receives from an investment) accrued during the calendar quarter, minus the Company’s operating expenses for the quarter (including the management fee, expenses payable under the Administration Agreement (as defined below) and any interest expense and distributions paid on any issued and outstanding preferred stock or debt, but excluding the incentive fee). PNII includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment in-kind interest

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
and zero coupon securities), accrued income that the Company has not yet received in cash. PNII excludes any realized or unrealized capital gains or losses. The portion of incentive fee that is attributable to deferred interest (such as payment-in-kind interest or original issue discount) will be paid to the Adviser, without interest, only if and to the extent the Company actually receives such deferred interest in cash, and any accrual thereof will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual.
The Company pays the Adviser an incentive fee with respect to the Company’s PNII in each calendar quarter as follows:
(1)
no incentive fee if the Company’s PNII does not exceed the hurdle rate of 2.00%;

(2)
100% of the Company’s PNII with respect to that portion of such PNII, if any, exceeding the hurdle rate but equal to or less than 2.50% (the “catch-up”)

(3)
20% of the amount of the Company’s PNII, if any, exceeding 2.50%

For the nine months ended September 30, 2025, the Company incurred an incentive fee of $19.4 million, with a payable balance of $8.7 million as of September 30, 2025.
Administration Agreement
On June 6, 2014, the Company entered into an administration agreement (the “Administration Agreement”) with the Administrator, an affiliate of the Adviser. Pursuant to the Administration Agreement, the Administrator provides a range of administrative services to the Company, including maintaining financial records, providing accounting services, calculating NAV, overseeing the preparation and filing of the Company’s tax returns, monitoring compliance with tax laws and regulations, assisting with audits conducted by an independent public accounting firm, managing the printing and disseminating reports to the Company’s shareholders, maintaining the Company’s website, supporting investor relations, overseeing the payment of the Company’s expenses, coordinating the performance of administrative and professional services rendered to the Company by third parties, and providing other administrative services as the Company may designate from time to time.
Payments under the Administration Agreement are equal to an amount based upon the Company’s allocable portion of the Administrator’s overhead incurred in performing its obligations under the Administration Agreement, including rent, compliance-related fees and expenses, and the Company’s allocable portion of the compensation of the Company’s chief compliance officer, chief financial officer, chief operating officer and   related support staff. The Company’s allocable portion of such compensation is based on an allocation of the time spent on the Company-related matters.
Certain accounting and other administrative services were delegated by the Administrator to SS&C Technologies, Inc. (“SS&C”). To the extent the Administrator outsources any of its functions, the Company pays the fees on a direct basis, without profit to the Administrator.
The Administration Agreement may be terminated by the Company without penalty upon not less than sixty days’ written notice to the Administrator and by the Administrator upon not less than ninety days’ written notice to the Company. The Administration Agreement is approved by the Board on an annual basis.
For the nine months ended September 30, 2025, the Company was charged a total of $1.2 million in administration fees consisting of $0.7 million and $0.5 million, relating to services provided by the Administrator and SS&C, respectively, which are included in the Consolidated Statement of Operations and, of which $0.2 million was payable as of September 30, 2025.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Dealer Manager Agreement
On March 22, 2024, the Company entered into a dealer manager agreement (the “Dealer Manager Agreement”) with Eagle Point Securities LLC (the “Dealer Manager”), a registered broker-dealer and an affiliate of the Adviser, with respect to the offering of the Company’s Convertible Perpetual Preferred Stock. Pursuant to the terms of the Dealer Manager Agreement, the Dealer Manager acts as a distributor of the Company’s Convertible Perpetual Preferred Stock on a best-efforts basis, subject to various conditions. The Company’s Convertible Perpetual Preferred Stock are offered for sale through the Dealer Manager at a public offering price of $25.00 per share (the “Convertible Perpetual Preferred Stock Liquidation Preference”), subject to certain reductions. Under the Dealer Manager Agreement, the Dealer Manager also provides certain marketing and wholesale services in consideration of its receipt of a dealer manager fee.
The Company pays the Dealer Manager a selling commission of up to 6.0% of the Convertible Perpetual Preferred Stock Liquidation Preference for each share of the Series AA Convertible Perpetual Preferred Stock sold and a dealer manager fee of up to 2.0% of the Convertible Perpetual Preferred Stock Liquidation Preference for each share of the Series AA Convertible Perpetual Preferred Stock and Series AB Convertible Perpetual Preferred Stock sold. For the nine months ended September 30, 2025, the total amount paid by the Company in connection with Convertible Perpetual Preferred Stock to the Dealer Manager was $6.2 million. The Dealer Manager may reallow a portion or all of the selling commissions and/or the dealer manager fees to selling agents for selling shares of the Convertible Perpetual Preferred Stock to customers.
On April 11, 2025, the Company entered into an At Market Issuance Dealer Manager Agreement, or the “ATM Dealer Manager Agreement,” with the Dealer Manager. Pursuant to the ATM Dealer Manager Agreement, the Company may offer and sell shares of its common stock and Preferred Stock from time to time through the Dealer Manager (including through any sub-placement agent chosen by the Dealer Manager). For the period from April 11, 2025 to September 30, 2025, the company paid $1 million in commission associated with sales under the ATM Dealer Manager Agreement, of which $0.2 million was paid to the Dealer Manager and $0.8 million was paid to sub-placement agents chosen by the Dealer Manager.
Affiliated Ownership
As of September 30, 2025, the Adviser and senior investment team held an aggregate of 1.2% of the Company’s common stock, 0.1% of the Series C Term Preferred Stock and 0.02% of the Convertible Perpetual Preferred Stock. This represented 1.1% of the total outstanding voting stock of the Company as of September 30, 2025. Additionally, the senior investment team held an aggregate of 0.3% of the Series 2028 Notes, as of September 30, 2025.
Joint Venture
On December 5, 2022, the Company (and certain other accounts managed by the Adviser) acquired unsecured notes and equity interests in a JV with a third-party internally-managed business development company (the “JV Partner”). The JV, Senior Credit Corp 2022 LLC, invests in secured loans and equipment financings to growth-stage companies that have been originated by the JV Partner. As of September 30, 2025, the Company held 6.68% of the JV’s outstanding equity.
Exemptive Relief
On July 18, 2025, the SEC issued an order granting the Company exemptive relief to co-invest in certain negotiated investments with affiliated investment funds managed by the Adviser, subject to certain conditions. Prior to July 18, 2025, the Company received exemptive relief from a previous order issued on March 17, 2015.
Affiliated Investments
The Company has investments that are considered affiliated investments, as defined under the 1940 Act. These represent investments in issuers where the Company and other funds managed by the Adviser or its affiliates collectively own 5% or more of the issuer’s outstanding voting securities.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
The following investments were considered affiliated investments as of September 30, 2025:
Issuer	Investment Description	Interest Income	Dividend Income	Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency and Cash Equivalents	Fair Value	Funded Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Senior Secured Note, DD, 13.00% (due 07/18/2030)	$991,465	$—	$(4,592)	$11,172,483	$11,172,180	$376,858
Delta Financial Holdings LLC	Preferred Units	—	—	(15)	251,849	251,801	N/A
Delta Financial Holdings LLC	Common Units	—	—	—	574	1,147	N/A
Delta Leasing SPV III, LLC	Common Equity	—	—	621,513	621,522	18	N/A
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/05/2028)	443,791	—	—	6,884,929	6,884,929	1,130,071
Senior Credit Corp 2022 LLC	Common Stock	—	1,001,875	(309,591)	3,110,021	2,950,684	484,316
Total		$1,435,256	$1,001,875	$307,315	$22,041,378	$21,260,759	$1,991,245
6.
COMMON STOCK

As of September 30, 2025, there were 200 million shares of common stock authorized, of which 130,832,939 shares were issued and outstanding.
Pursuant to a prospectus supplement filed with the SEC on December 3, 2024, the Company revised its ATM offering to sell up to $115 million aggregate amount of its common stock, excluding any shares of common stock previously sold pursuant to the relevant sales agreement.
On April 11, 2025, the Company filed a new shelf registration. As a result of the new registration, $0.1 million in remaining prepaid expense balance associated with the previous shelf registration was accelerated into expense and reflected in professional fees in the Consolidated Statement of Operations.
Pursuant to a prospectus supplement filed with the SEC on April 11, 2025, the Company launched a new ATM offering to sell up to $500 million aggregate amount of its common stock. As a result of the new ATM offering, $35,645 in remaining prepaid expense balance associated with the previous ATM program was accelerated into expense and reflected in professional fees in the Consolidated Statement of Operations.
For the nine months ended September 30, 2025, the following was issued in connection with the ATM offerings and DRIP:
Amounts in millions except share amounts
Security	Shares sold	Net Proceeds	Sales Agent Commissions
ATM Offerings
Common Stock	16,561,538	$132.6	$1.8
DRIP
Common Stock	2,430,252	$18.2	N/A

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
7.   PREFERRED STOCK
As of September 30, 2025, there were 20 million shares of preferred stock (the “Preferred Stock”) authorized, par value $0.001 per share, of which the following shares were issued and outstanding:
	Mandatorily Redeemable Preferred Stock		Perpetual Preferred Stock
	Series C Term Preferred Stock	Series F Term Preferred Stock	Series D Perpetual Preferred Stock	Series AA Convertible Perpetual Preferred Stock	Series AB Convertible Perpetual Preferred Stock
Shares Issued and Outstanding	2,172,553	2,486,244	4,218,232	4,630,283	295,452
Except as otherwise stated in the 1940 Act or the Company’s certificate of incorporation, each holder of Preferred Stock is entitled to one vote for each share of Preferred Stock held on each matter submitted to a vote of the Company’s stockholders. The Company’s preferred and common stockholders vote together as a single class on all matters submitted to the Company’s stockholders, except that the Company’s preferred stockholders have the right to elect two directors at all times. The remaining members of the Board are elected jointly by the Company’s preferred and common stockholders voting as a single class.
Mandatorily Redeemable Preferred Stock
The Company has accounted for its Term Preferred Stock as a liability under ASC 480 due to their mandatory redemption requirements. The Company has also elected the FVO under ASC 825 for each of its Term Preferred Stock issuances. Accordingly, the Term Preferred Stock are reflected as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The following table summarizes certain information as of and for the nine months ended September 30, 2025 pertaining to the Term Preferred Stock:
Amounts in millions
					Change in fair value due to:
Security	Maturity Date(1)	Callable Date(2)	Liquidation Preference	Fair Value(3)	Market Risk(4)	Instrument- Specific Credit Risk(5)
Series C Term Preferred Stock	June 30, 2031	Callable	$54.3	$51.2	$(2.1)	$0.7
Series F Term Preferred Stock	January 31, 2029	January 18, 2026	62.2	62.8	(1.3)	0.6
Total			$116.5	$114.0	$(3.4)	$1.3

(1)
The date which the Company is required to redeem all outstanding shares of the Term Preferred Stock, at a redemption price of $25 per share (the “Liquidation Preference”), plus accumulated but unpaid dividends, if any.

(2)
The date which the Company may, at its sole option, redeem the outstanding shares of the Term Preferred Stock in whole or in part from time to time.

(3)
The Company has elected the FVO under ASC 825. Accordingly, the Term Preferred Stock are measured at fair value. Amounts are net of issuance premiums/discounts, if any.

(4)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.

(5)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a U.S. treasury bond index with a similar maturity to the instrument being valued.

Perpetual Preferred Stock
The Company has accounted for its Series D Perpetual Preferred Stock and Convertible Perpetual Preferred Stock as temporary equity under ASC 480. Accordingly, the Perpetual Preferred Stock are reflected in the

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
Consolidated Statement of Assets and Liabilities at its $25 per share liquidation preference, net of unamortized deferred issuance costs.
The following table summarizes certain information as of September 30, 2025 pertaining to the Perpetual Preferred Stock:
Amounts in millions
Security	Maturity Date(1)	Callable Date(2)	Liquidation Preference	Deferred Issuance Costs(3)	Carrying Value(3)
Series D Perpetual Preferred Stock	Perpetual	Callable	$105.5	$(19.5)	$86.0
Series AA Convertible Perpetual Preferred Stock	Perpetual	2 Years After Issuance	115.8	(6.6)	109.2
Series AB Convertible Perpetual Preferred Stock	Perpetual	2 Years After Issuance	7.4	(0.2)	7.2
Total			$228.7	$(26.3)	$202.4

(1)
The Perpetual Preferred Stock do not have a stated maturity date.

(2)
The date which the Company may, at its option, redeem the outstanding shares of the Perpetual Preferred Stock in whole or in part from time to time. At any time on or after two years a share of Convertible Perpetual Preferred Stock has been outstanding, the Company may, at its sole option, convert to common shares or redeem in cash the outstanding shares at the Convertible Perpetual Preferred Stock Liquidation Preference, plus accrued but unpaid dividends. Under a conversion, the conversion price will represent the arithmetic average of the volume weighted average price per share of the Company’s common stock over each of the five consecutive trading days ending on the date of the conversion (the “Conversion Price”).

(3)
The Perpetual Preferred Stock is recorded net of deferred issuance cost, which consists of fees and expenses incurred in connection with the issuance of the Perpetual Preferred Stock and net of issuance premiums/(discounts), if any. Deferred issuance cost is amortized into expense when it is probable the Perpetual Preferred Stock becomes redeemable in the future.

Series AA Convertible Perpetual Preferred Stock shareholders may elect to convert their shares of Convertible Perpetual Preferred Stock at any time by delivering to the Company a notice of conversion subject to a conversion fee of between 0% and 8%.
Series AB Convertible Perpetual Preferred Stock shareholders may elect to convert their shares of Convertible Perpetual Preferred Stock at any time by delivering to the Company a notice of conversion subject to a clawback provision of three full months of earned interest in the first year of ownership.
For the nine months ended September 30, 2025, 500 shares of Series AA Convertible Perpetual Preferred Stock were converted by shareholders. As a result of the conversions, $11,329 of carrying value was contributed to paid-in-capital and 1,602 common shares were issued.
For the nine months ended September 30, 2025, 1,380 shares of Series AB Convertible Perpetual Preferred Stock were converted by shareholders. As a result of the conversions, $33,526 of carrying value was contributed to paid-in-capital and 4,543 common shares were issued.
For the nine months ended September 30, 2025, 1,200 shares of Series AA Convertible Perpetual Preferred Stock were redeemed by shareholders. As a result of the redemption, $30,088 in redemption proceeds were paid realizing a loss of $1,420 reflected in realized gain (loss) on redemption of 7.00% Series AA Convertible Perpetual Preferred Stock on the Consolidated Statement of Operations.
The Company may elect to settle the Convertible Perpetual Preferred Stock stockholder optional conversions in either cash or shares at the Conversion Price.
Convertible Perpetual Preferred Stock Offering
Pursuant to a prospectus supplement filed with the SEC on March 22, 2024, the Company launched an offering to sell up to 4 million shares of Convertible Perpetual Preferred Stock with an aggregate liquidation preference of up

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
to $100 million. Pursuant to a Prospectus Supplement filed on April 18, 2025, the Company launched a new offering of 5,111,311 shares, increasing the program offering size to up to 8 million shares of Convertible Perpetual Preferred Stock with an aggregate liquidation preference of up to $200 million, inclusive of amounts previously sold under the program.
For the nine months ended September 30, 2025, the Company sold the following in connection with the Convertible Perpetual Preferred Stock Offering:
Amounts in millions except share amounts
Security	Shares sold	Net Proceeds	Sales Agent Commissions
Series AA Convertible Perpetual Preferred Stock	3,028,929	$68.8	$6.1
Series AB Convertible Perpetual Preferred Stock	187,396	4.5	0.1
Total		$73.3	$6.2
The Company issued 3,809 shares of Series AA Convertible Perpetual Preferred Stock have been issued under the Company’s Convertible Perpetual Preferred Stock distribution reinvestment plan for total net proceeds to the Company of $90,467.
See Note 2 “Summary of Significant Accounting Policies, Temporary Equity,” for additional information relating to the outstanding Perpetual Preferred Stock.
ATM Program
Pursuant to a prospectus supplement filed with the SEC on September 16, 2024, the Company revised its ATM offering for the amount of Series D Perpetual Preferred Stock to be sold from 1.6 million shares to 4.5 million shares, inclusive of any shares of Series D Perpetual Preferred Stock previously sold pursuant to the relevant sales agreement. The Company also maintained its ability to issue 200,000 shares of its Series C Term Preferred Stock and 1 million shares of its Series F Term Preferred Stock, inclusive of shares of Series C Term Preferred Stock and Shares of Series F Term Preferred Stock previously sold under the program.
Pursuant to a prospectus supplement filed with the SEC on April 11, 2025, the Company launched a new ATM offering to sell up to 927,447 Shares of Series C Term Preferred Stock, 1,681,768 Shares of Series D Preferred Stock and 513,756 shares of Series F Term Preferred Stock, excluding amounts sold under the previous program.
For the nine months ended September 30, 2025, the Company sold the following in connection with the ATM offerings:
Security	Shares sold	Net Proceeds	Sales Agent Commissions
Series D Preferred Stock	16,399	$314,811	$6,431
The Company may in the future engage a broker-dealer to repurchase opportunistically, on the Company’s behalf, shares of the Company’s listed Preferred Stock through open market transactions. The price and other terms of any such repurchases will depend on prevailing market conditions, the Company’s liquidity and other factors. Depending on market conditions, the amount of Preferred Stock repurchases may be material and may continue through year-end 2025; however, the Company may reduce or extend this time frame in its discretion and without notice. Any Preferred Stock repurchases will comply with the provisions of the 1940 Act and the Securities Exchange Act of 1934. The repurchase of any such Preferred Stock would reduce the Company’s outstanding leverage. The Company did not repurchase listed Preferred Stock for the nine months ended September 30, 2025.

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
See Note 9 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Preferred Stock.
8.
UNSECURED NOTES

The following table summarizes the Unsecured Notes outstanding as of and for the nine months ended September 30, 2025 and certain information associated with such Unsecured Notes:
Amounts in millions
					Change in fair value due to:
Security	Maturity Date(1)	Callable Date(2)	Liquidation Preference	Fair Value(3)	Market Risk(4)	Instrument- Specific Credit Risk(5)
Series 2028 Notes	April 30, 2028	Callable	$32.4	$31.9	$(0.7)	$0.4
Series 2029 Notes	January 31, 2029	Callable	93.3	87.6	(3.1)	—
Series 2030 Notes	June 30, 2030	June 30, 2027	115.0	115.2	(5.4)	4.0
Series 2031 Notes	March 31, 2031	Callable	44.9	42.7	(1.7)	1.1
Total			$285.6	$277.4	$(10.9)	$5.5

(1)
The date which the Company is required to redeem outstanding Unsecured Notes.

(2)
The date which the Company may, at its sole option, redeem the outstanding Unsecured Notes in whole or in part from time to time at the Company’s option.

(3)
The Company has elected the FVO under ASC 825. Accordingly, the Unsecured Notes are measured at fair value.

(4)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Operations.

(5)
Amounts are recorded as unrealized (appreciation) depreciation on liabilities at fair value under the FVO on the Consolidated Statement of Comprehensive Income. The Company defines the change in fair value attributable to instrument-specific credit risk as the excess of the total change in fair value over the change in fair value attributable to changes in a base market rate, such as a U.S. Treasury bond index with a similar maturity to the instrument being valued.

The Company has in the past engaged and may in the future engage a broker-dealer to repurchase opportunistically, on the Company’s behalf, a portion of the Company’s Unsecured Notes through open market transactions. The price and other terms of any such repurchases will depend on prevailing market conditions, the Company’s liquidity and other factors. Depending on market conditions, the amount of Unsecured Note repurchases may be material and may continue through year-end 2025; however, the Company may reduce or extend this timeframe in its discretion and without notice. Any Unsecured Note repurchases will comply with the provisions of the 1940 Act and the Securities Exchange Act of 1934. Upon repurchase, the Company intends to retire the Unsecured Notes reducing the Company’s outstanding leverage. The Company did not repurchase Unsecured Notes for the nine months ended September 30, 2025.
See Note 9 “Asset Coverage” for further discussion on the Company’s calculation of asset coverage with respect to its Unsecured Notes.
9.
ASSET COVERAGE

Under the provisions of the 1940 Act, the Company is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Company satisfies certain asset coverage requirements.
With respect to senior securities that are stocks, such as the Preferred Stock, the Company is required to have asset coverage of at least 200%, as measured at the time of issuance of any such senior securities that are stocks and calculated as the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
represented by senior securities, over the aggregate amount of the Company’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of senior securities that are stocks.
With respect to senior securities representing indebtedness, such as the Unsecured Notes or any bank borrowings (other than temporary borrowings as defined under the 1940 Act), the Company is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Company’s outstanding senior securities representing indebtedness.
If the Company’s asset coverage declines below 300% (or 200%, as applicable), the Company would be prohibited under the 1940 Act from incurring additional debt or issuing additional preferred stock and from declaring certain distributions to its stockholders. In addition, the terms of the Preferred Stock and the Unsecured Notes require the Company to redeem shares of the Preferred Stock and/or a certain principal amount of the Unsecured Notes, if such failure to maintain the applicable asset coverage is not cured by a certain date.
The following table summarizes the Company’s asset coverage with respect to its Preferred Stock and Unsecured Notes, as of September 30, 2025, and as of December 31, 2024:
Asset Coverage of Preferred Stock and Debt Securities
	As of September 30, 2025	As of December 31, 2024
Total assets	$1,543,738,606	$1,505,444,143
Less liabilities and indebtedness not represented by senior securities	(34,457,968)	(59,890,659)
Net total assets and liabilities	$1,509,280,638	$1,445,553,484
Preferred Stock	$345,069,096	$264,232,758
Unsecured Notes	285,523,800	285,523,800
	$630,592,896	$549,756,558
Asset coverage of preferred stock(1)	239%	263%
Asset coverage of debt securities(2)	529%	506%

(1)
The asset coverage of preferred stock is calculated in accordance with section 18(h) of the 1940 Act, as generally described above.

(2)
The asset coverage ratio of debt securities is calculated in accordance with section 18(h) of the 1940 Act, as generally described above.

10.
COMMITMENTS AND CONTINGENCIES

The Company is not currently subject to any material legal proceedings. From time to time, the Company may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Company’s rights under contracts. While the outcome of these legal proceedings cannot be predicted with certainty, the Company does not expect these proceedings will have a material effect upon its financial condition or results of operations.
As of September 30, 2025, the Company had total unfunded commitments of $40.3 million arising from certain ABS, CFO equity, common stock, loans and notes and rated feeder fund equity investments.
11.
INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, during the normal course of business, the Company enters into contracts containing a variety of representations which provide general

Eagle Point Credit Company Inc. & Subsidiaries
Notes to Consolidated Financial Statements
September 30, 2025
(Unaudited)
indemnifications. The Company’s maximum exposure under these agreements cannot be known; however, the Company expects any risk of loss to be remote.
12.
SUBSEQUENT EVENTS

On October 31, 2025, the Company paid a monthly distribution of $0.14 per share of its common stock, a monthly distribution of $0.135417 per share of its Series C Term Preferred Stock, a monthly distribution of $0.140625 per share of its Series D Perpetual Preferred Stock, a monthly distribution of $0.166667 per share of its Series F Term Preferred Stock, and a monthly distribution of $0.145834 per share of its Convertible Perpetual Preferred Stock to holders of record as of October 14, 2025.
For the period from October 1, 2025 to October 31, 2025, the Company sold the following shares of Preferred Stock pursuant Convertible Perpetual Preferred Stock offerings:
Amounts in millions except share amounts
Security	Shares sold	Net Proceeds	Sales Agent Commissions
Series AA Convertible Perpetual Preferred Stock	644,882	$14.8	$1.3
Series AB Convertible Perpetual Preferred Stock	2,000	0.1	0.0
Total		$14.9	$1.3
Management’s unaudited estimate of the range of the Company’s NAV per common share as of October 31, 2025 was between $6.69 and $6.79.
Management of the Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of release of this report. Management has determined there are no events in addition to those described above which would require adjustment to or disclosure in the consolidated financial statements and related notes through the date of release of this report.

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Per Share Data	For the nine months ended September 30, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net asset value at beginning of period	$8.38	$9.21	$9.07	$13.39	$11.18	$10.59
Net investment income(1)(2)	0.74	1.10	1.36	1.53	1.31	1.15
6.75% Series D Perpetual Preferred Stock distributions(2)	(0.04)	(0.04)	(0.03)	(0.04)	—	—
7.00% Series AA Convertible Perpetual Preferred Stock distributions and amortization of offering costs(2)	(0.06)	(0.01)	—	—	—	—
7.00% Series AB Convertible Perpetual Preferred Stock distributions and amortization of offering costs(2)	(0.00)	(0.00)	—	—	—	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(2)(3)	(0.66)	(0.31)	0.48	(4.39)	2.65	0.49
Forward currency contracts(2)	(0.10)	0.06	(0.02)	—	—	—
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	—	0.06	(0.02)	—	—	—
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option(2)	(0.12)	0.06	(0.05)	0.69	(0.02)	0.01
Net income (loss) and net increase (decrease) in net assets resulting from operations(2)	(0.24)	0.86	1.74	(2.21)	3.94	1.65
Common stock distributions from net investment income(4)	(1.08)	(1.82)	(1.86)	(2.37)	(1.64)	(0.26)
Common stock distributions from net realized gains on investments(4)	—	—	—	—	—	—
Common stock distributions from tax return of capital(4)	(0.18)	(0.10)	—	—	—	(1.06)
Total common stock distributions declared to stockholders(4)	(1.26)	(1.92)	(1.86)	(2.37)	(1.64)	(1.32)
Common stock distributions based on weighted average shares impact(5)	—	0.01	—	(0.13)	(0.04)	0.02
Total common stock distributions	(1.26)	(1.91)	(1.86)	(2.50)	(1.68)	(1.30)
Effect of other comprehensive income(2)(6)	0.08	(0.08)	(0.09)	0.15	(0.08)	0.05
Effect of paid-in capital contribution(2)	—	—	—	—	—	—
Effect of shares issued(7)	0.06	0.36	0.39	0.32	0.06	0.20
Effect of underwriting discounts, commissions and offering expenses associated with shares issued(7)	(0.02)	(0.07)	(0.06)	(0.08)	(0.03)	(0.02)
Effect of shares issued in accordance with the Company’s dividend reinvestment plan	—	0.01	0.02	—	—	0.01
Net effect of shares issued	0.04	0.30	0.35	0.24	0.03	0.19
Net asset value at end of period	$7.00	$8.38	$9.21	$9.07	$13.39	$11.18
Per share market value at beginning of period	$8.88	$9.50	$10.12	$14.00	$10.09	$14.61
Per share market value at end of period	$6.61	$8.88	$9.50	$10.12	$14.00	$10.09
Total return(8)	-12.09%	14.66%	18.92%	-11.60%	51.60%	-19.76%
Shares of common stock outstanding at end of period	130,832,939	111,835,004	76,948,138	55,045,981	37,526,810	32,354,890
Ratios and Supplemental Data:
Net asset value at end of period	$915,454,150	$936,867,759	$708,343,567	$499,265,764	$502,304,335	$361,660,688
Ratio of expenses to average net assets(9)(10)	8.96%	8.58%	8.51%	9.94%	9.71%	10.56%
Ratio of net investment income to average net assets(9)(10)	13.29%	12.45%	14.73%	13.80%	9.90%	13.44%
Portfolio turnover rate(11)	27.33%	37.13%	19.79%	30.19%	51.56%	52.80%
Asset coverage of preferred stock	239%	263%	371%	286%	313%	354%
Asset coverage of debt securities	529%	506%	551%	423%	534%	534%
See accompanying footnotes to the financial highlights on the following page.

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Per Share Data	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Net asset value at beginning of period	$12.40	$16.77	$17.48	$13.72	$19.08
Net investment income(1)(2)	1.34	1.59	1.88	2.14	1.89
6.75% Series D Perpetual Preferred Stock distributions(2)	—	—	—	—	—
7.00% Series AA Convertible Perpetual Preferred Stock distributions and amortization of offering costs(2)	—	—	—	—	—
7.00% Series AB Convertible Perpetual Preferred Stock distributions and amortization of offering costs(2)	—	—	—	—	—
Net realized gain (loss) and change in unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents(2)(3)	(1.29)	(3.92)	(0.12)	3.88	(4.85)
Forward currency contracts(2)	—	—	—	—	—
Redemption of 7.00% Series AA Convertible Perpetual Preferred Stock	—	—	—	—	—
Net change in unrealized (appreciation) depreciation on liabilities at fair value under the fair value option(2)	(0.08)	0.06	—	—	—
Net income (loss) and net increase (decrease) in net assets resulting from operations(2)	(0.03)	(2.27)	1.76	6.02	(2.96)
Common stock distributions from net investment income(4)	(1.40)	(1.51)	(2.60)	(2.40)	(1.53)
Common stock distributions from net realized gains on investments(4)	—	—	—	—	—
Common stock distributions from tax return of capital(4)	(1.00)	(0.89)	(0.05)	—	(0.87)
Total common stock distributions declared to stockholders(4)	(2.40)	(2.40)	(2.65)	(2.40)	(2.40)
Common stock distributions based on weighted average shares impact(5)	—	0.01	—	—	—
Total common stock distributions	(2.40)	(2.39)	(2.65)	(2.40)	(2.40)
Effect of other comprehensive income(2)(6)	(0.10)	0.06	—	—	—
Effect of paid-in capital contribution(2)	—	0.06	—	—	—
Effect of shares issued(7)	0.77	0.29	0.27	0.18	—
Effect of underwriting discounts, commissions and offering expenses associated with shares issued(7)	(0.07)	(0.12)	(0.11)	(0.04)	—
Effect of shares issued in accordance with the Company’s dividend reinvestment plan	0.02	—	0.02	—	—
Net effect of shares issued	0.72	0.17	0.18	0.14	—
Net asset value at end of period	$10.59	$12.40	$16.77	$17.48	$13.72
Per share market value at beginning of period	$14.21	$18.81	$16.71	$16.43	$20.10
Per share market value at end of period	$14.61	$14.21	$18.81	$16.71	$16.43
Total return(8)	20.15%	-13.33%	29.45%	17.42%	-8.12%
Shares of common stock outstanding at end of period	28,632,119	23,153,319	18,798,815	16,474,879	13,820,110
Ratios and Supplemental Data:
Net asset value at end of period	$303,272,860	$287,127,842	$315,256,439	$288,047,335	$189,607,085
Ratio of expenses to average net assets(9)(10)	10.00%	9.85%	10.43%	10.69%	6.73%
Ratio of net investment income to average net assets(9)(10)	10.64%	9.76%	10.77%	13.72%	10.78%
Portfolio turnover rate(11)	34.83%	40.91%	41.16%	55.32%	39.07%
Asset coverage of preferred stock	279%	246%	268%	286%	365%
Asset coverage of debt securities	476%	477%	537%	722%	1028%
See accompanying footnotes to the financial highlights on the following page.

Eagle Point Credit Company Inc. & Subsidiaries
Consolidated Financial Highlights
(Unaudited)
Footnotes to the Financial Highlights:
(1)
Per share distributions paid to Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock preferred stockholders and Series F Term Preferred Stock, and the aggregate amount of amortized deferred issuance costs and share issuance premiums associated with the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock and Series F Term Preferred Stock are reflected in net investment income, and totaled ($0.05) and ($0.00) per share of common stock, respectively, for the nine months ended September 30, 2025, ($0.08) and ($0.00) per share of common stock, respectively, for the year ended December 31, 2024, ($0.05) and ($0.00) per share of common stock, respectively, for the year ended December 31, 2023, ($0.08) and ($0.00) per share of common stock, respectively, for the year ended December 31, 2022, ($0.16) and ($0.01) per share of common stock, respectively, for the year ended December 31, 2021, ($0.12) and ($0.01) per share of common stock, respectively, for the year ended December 31, 2020, ($0.25) and ($0.02) per share of common stock, respectively, for the year ended December 31, 2019, ($0.33) and ($0.02) per share of common stock, respectively, for the year ended December 31, 2018, ($0.40) and ($0.02) per share of common stock, respectively, for the year ended December 31, 2017, ($0.28) and ($0.02) per share of common stock, respectively, for the year ended December 31, 2016, and ($0.16) and ($0.01) per share of common stock, respectively, for the year ended December 31, 2015.

(2)
Per share amounts are based on weighted average of shares of common stock outstanding for the period.

(3)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents includes a balancing figure to reconcile to the change in net asset value (“NAV”) per share at the end of each period. The amount per share may not agree with the change in the aggregate net realized gain (loss) and change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents for the period because of the timing of issuance of the Company’s common stock in relation to fluctuating market values for the portfolio.

(4)
The information provided is based on estimates available at each respective period. The Company’s final taxable income and the actual amount required to be distributed will be finally determined when the Company files its final tax returns and may vary from these estimates. The year ended December 31, 2022 includes a special distribution of $0.50 per share of common stock paid on January 24, 2023 to stockholders of record on December 23, 2022. The year ended December 31, 2021 includes a special distribution of $0.50 per share of common stock paid on January 24, 2022 to stockholders of record on December 23, 2021.

(5)
Represents the difference between the per share amount distributed to common stockholders of record and the per share amount distributed based on the weighted average of shares of common stock outstanding for the period.

(6)
Effect of other comprehensive income is related to income/(loss) deemed attributable to instrument specific credit risk derived from changes in fair value associated with liabilities valued under the fair value option (ASC 825.)

(7)
Represents the effect per share of the Company’s ATM offerings, follow-on offerings and initial public offering. Effect of shares issued reflect the excess of offering price over management’s estimated NAV per share at the time of each respective offering.

(8)
Total return based on market value is calculated assuming shares of the Company’s common stock were purchased at the market price as of the beginning of the period, and distributions paid to common stockholders during the period were reinvested at prices obtained by the Company’s dividend reinvestment plan, and the total number of shares were sold at the closing market price per share on the last day of the period. Total return does not reflect any sales load. Total return for the nine months ended September 30, 2025 is not annualized.

(9)
Ratios for the nine months ended September 30, 2025 are annualized. Ratios for the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 reflect the portion of incentive fee voluntarily waived by the Adviser of 0.06%, 0.03%, 0.06%, 0.03% and 0.09% of average net assets, respectively. Ratios for the years ended December 31, 2024, December 31, 2022, December 31, 2021 and December 31, 2016 include excise tax of 0.03%, 0.41%, 0.49% and 0.26% of average net assets, respectively. Ratios for the year ended December 31, 2023 include excise tax refund of -0.12%.

(10)
Ratios for the nine months ended September 30, 2025 are annualized. Ratios for the nine months ended September 30, 2025 and the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018, December 31, 2017, December 31, 2016, and December 31, 2015 include interest expense on the Company’s Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock, Series F Term Preferred Stock and the Unsecured Notes of 2.24%, 2.15%, 2.28%, 2.83%, 3.24%, 3.97%, 4.18%, 4.16%, 4.20%, 3.47% and 1.04% of average net assets, respectively. Ratios do not include distribution and amortization of offering cost on the Series D Perpetual Preferred Stock, Series AA Convertible Perpetual Preferred Stock and Series AB Convertible Perpetual Preferred Stock for the nine months ended September 30, 2025 and the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 of 1.98%, 0.61%. 0.31%, 0.37% and 0.03%, respectively, of average net assets.

(11)
The portfolio turnover rate is calculated as the lesser of total investment purchases executed during the period or the total investment sales executed during the period and repayments of principal, divided by the average fair value of investments for the same period.

Eagle Point Credit Company Inc. & Subsidiaries
Supplemental Information
(Unaudited)
Senior Securities Table
Information about the Company’s senior securities shown in the following table has been derived from the Company’s consolidated financial statements as of and for the dates noted.
Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the nine months ended September 30, 2025
Preferred Stock	$345,069,096	$59.84	$25	$22.75
Unsecured Notes	$285,523,800	$5,286.01	N/A	$24.05
For the year ended December 31, 2024
Preferred Stock	$264,232,758	$65.74	$25	$22.51
Unsecured Notes	$285,523,800	$5,062.81	N/A	$23.50
For the year ended December 31, 2023
Preferred Stock	$83,223,700	$92.65	$25	$21.04
Unsecured Notes	$170,523,800	$5,514.93	N/A	$22.51
For the year ended December 31, 2022
Preferred Stock	$81,587,250	$71.47	$25	$23.25
Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67
For the year ended December 31, 2021
Preferred Stock	$98,130,500	$78.16	$25	$25.48
Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58
For the year ended December 31, 2020
Preferred Stock	$47,862,425	$88.39	$25	$24.25
Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93
For the year ended December 31, 2019
Preferred Stock	$69,843,150	$69.71	$25	$26.04
Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47
For the year ended December 31, 2018
Preferred Stock	$92,568,150	$61.55	$25	$25.78
Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08
For the year ended December 31, 2017
Preferred Stock	$92,139,600	$66.97	$25	$25.75
Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96
For the year ended December 31, 2016
Preferred Stock	$91,450,000	$71.53	$25	$25.41
Unsecured Notes	$59,998,750	$7,221.89	N/A	$25.29
For the year ended December 31, 2015
Preferred Stock	$45,450,000	$91.16	$25	$25.43
Unsecured Notes	$25,000,000	$10,275.46	N/A	$24.52

(1)
The asset coverage per unit figure is the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.

Eagle Point Credit Company Inc. & Subsidiaries
Supplemental Information
(Unaudited)
(2)
The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $25 principal value for unlisted securities) for each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECCF, ECC PRD; Unlisted: ECC AA, ECC AB) and (b) for each $25 principal amount of the Unsecured Notes (NYSE: ECCU, ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was outstanding. A $25 market value was assumed for unlisted securities.

Eagle Point Credit Company Inc.
600 Steamboat Road, Suite 202
Greenwich, CT 06830
(203) 340 8500

Investment Adviser
Eagle Point Credit Management LLC
600 Steamboat Road, Suite 202
Greenwich, CT 06830

Transfer Agent, Registrar, Dividend Disbursement and Stockholder Servicing Agent for Common Stock and Series C, Series D and Series F Preferred Stock

Equiniti Trust Company, LLC
P.O. Box 500
Newark, NJ 07101
(800) 937 5449

Transfer Agent, Registrar, Dividend Disbursement and Stockholder Servicing Agent for Series AA and Series AB Convertible Perpetual Preferred Stock

Computershare Trust Company, N.A.
28 Liberty Street, 53rd Floor
New York, NY 10005
(800) 373 6374

www.eaglepointcreditcompany.com

© Eagle Point Credit Company Inc. All rights reserved.

Eagle Point and *Eagle Point Credit* are registered trademarks of Eagle Point Credit Management LLC.